UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.87%
Actual		$ 1,000.00	$ 1,007.20	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class T	1.15%
Actual		$ 1,000.00	$ 1,005.40	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,002.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.63%
Actual		$ 1,000.00	$ 1,003.20	$ 8.14
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.59%
Actual		$ 1,000.00	$ 1,008.20	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,008.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.6	6.3
Level 3 Communications, Inc.	4.8	2.0
Ford Motor Co.	4.6	4.5
Actavis PLC 5.50%	4.5	0.0
General Motors Co.	4.2	3.7
United Continental Holdings, Inc.	3.7	2.0
MGM Mirage, Inc.	3.5	0.0
Bank of America Corp. Series L, 7.25%	3.4	3.3
Citigroup, Inc.	3.3	3.1
Novellus Systems, Inc. 2.625% 5/15/41	1.9	1.8
	40.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.4	15.7
Financials	16.3	15.5
Information Technology	15.8	13.7
Health Care	15.2	12.8
Industrials	9.8	11.7
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Convertible Securities 60.4%		Convertible Securities 64.5%
	Stocks 34.3%		Stocks 24.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 11.3%
* Foreign investments	5.1%	** Foreign investments	3.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 34.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$ 3,160	$ 3,895
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	4,968
Lennar Corp. 3.25% 11/15/21 (e)	20,630	41,441
		46,409
TOTAL CONSUMER DISCRETIONARY		50,304
ENERGY - 6.4%
Energy Equipment & Services - 0.8%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	6,300
Vantage Drilling Co. 5.5% 7/15/43 (e)	20,000	12,488
		18,788
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp. 2.5% 5/15/37	10,545	10,215
Clean Energy Fuels Corp. 5.25% 10/1/18 (e)	10,000	7,931
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	43,443
Peabody Energy Corp. 4.75% 12/15/41	103,850	26,027
Scorpio Tankers, Inc. 2.375% 7/1/19 (e)	25,710	27,012
Whiting Petroleum Corp. 1.25% 4/1/20 (e)	25,000	27,375
		142,003
TOTAL ENERGY		160,791
FINANCIALS - 1.0%
Insurance - 0.8%
FNF Group 4.25% 8/15/18	10,000	20,725
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 2% 4/1/20	2,000	3,248
TOTAL FINANCIALS		23,973
HEALTH CARE - 7.1%
Biotechnology - 0.7%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	9,356
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	9,188
		18,544
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 37,975
Hologic, Inc. 2% 3/1/42 (d)	22,716	29,076
		67,051
Health Care Providers & Services - 1.2%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	27,356
Omnicare, Inc. 3.25% 12/15/35	2,086	2,588
		29,944
Pharmaceuticals - 2.5%
Akorn, Inc. 3.5% 6/1/16	5,000	26,138
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (e)	10,000	13,600
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	24,364
		64,102
TOTAL HEALTH CARE		179,641
INDUSTRIALS - 3.4%
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	11,942
Machinery - 2.9%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	6,894
2.375% 5/15/26	8,000	10,028
3.5% 4/1/18	12,860	20,584
Terex Corp. 4% 6/15/15	9,590	15,817
Trinity Industries, Inc. 3.875% 6/1/36	15,000	20,681
		74,004
TOTAL INDUSTRIALS		85,946
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (e)	8,710	9,238
InterDigital, Inc. 1.5% 3/1/20 (e)	5,650	5,954
JDS Uniphase Corp. 0.625% 8/15/33	10,000	10,213
		25,405
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40	$ 7,000	$ 7,175
2.25% 5/15/41	7,000	5,740
		12,915
Internet Software & Services - 4.1%
Monster Worldwide, Inc. 3.5% 10/15/19 (e)	10,000	13,318
Twitter, Inc. 1% 9/15/21 (e)	30,000	27,075
VeriSign, Inc. 4.136% 8/15/37 (d)	15,000	28,294
Web.com Group, Inc. 1% 8/15/18	5,000	4,916
WebMD Health Corp.:
2.25% 3/31/16	10,000	10,050
2.5% 1/31/18	20,000	20,538
		104,191
Semiconductors & Semiconductor Equipment - 7.0%
GT Advanced Technologies, Inc.:
3% 10/1/17 (c)	10,000	2,850
3% 12/15/20 (c)	23,000	6,555
Microchip Technology, Inc. 1.625% 2/15/25 (e)	35,000	36,422
Micron Technology, Inc. 3.125% 5/1/32	12,090	34,865
Novellus Systems, Inc. 2.625% 5/15/41	20,000	48,013
ON Semiconductor Corp. 2.625% 12/15/26	29,512	39,897
Rambus, Inc. 1.125% 8/15/18	5,500	7,580
		176,182
Software - 1.3%
Nuance Communications, Inc. 2.75% 11/1/31	32,000	32,080
TOTAL INFORMATION TECHNOLOGY		350,773
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	1,950	2,279
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,264
TOTAL MATERIALS		7,543
TOTAL CONVERTIBLE BONDS (Cost $771,793)		858,971
Common Stocks - 34.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 8.8%
Ford Motor Co.	7,701,262	$ 116,828
General Motors Co.	2,926,368	105,261
		222,089
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(f)	686	12
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. (a)	4,430,266	88,827
Media - 2.1%
Interpublic Group of Companies, Inc.	778,966	15,906
Liberty Global PLC:
Class A (a)	110,641	6,365
Class C (a)	275,873	14,828
Sirius XM Holdings, Inc. (a)	4,073,529	15,724
		52,823
TOTAL CONSUMER DISCRETIONARY		363,751
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	33,968
FINANCIALS - 4.1%
Banks - 3.3%
Citigroup, Inc.	1,545,034	83,555
Insurance - 0.8%
MetLife, Inc.	369,100	19,289
TOTAL FINANCIALS		102,844
HEALTH CARE - 2.1%
Health Care Providers & Services - 2.1%
Omnicare, Inc.	100,506	9,577
Tenet Healthcare Corp. (a)	821,302	43,685
		53,262
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.5%
Textron, Inc.	267,361	12,090
Airlines - 3.7%
United Continental Holdings, Inc. (a)	1,689,010	92,203
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Allegion PlC	57,913	$ 3,616
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	11,950
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	1,206,637	24,000
TOTAL INDUSTRIALS		143,859
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	10,042
Semiconductors & Semiconductor Equipment - 0.8%
ON Semiconductor Corp. (a)	1,435,900	19,040
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,134
NetApp, Inc.	76,367	2,551
		17,685
TOTAL INFORMATION TECHNOLOGY		46,767
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
Level 3 Communications, Inc. (a)	2,181,015	121,003
TOTAL COMMON STOCKS (Cost $613,404)		865,454
Convertible Preferred Stocks - 26.3%

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
Bunge Ltd. 4.875% (a)	237,000	26,470
Post Holdings, Inc.:
3.75% (a)(e)	100,000	10,053
Series C, 2.50% (a)(e)	100,000	8,700
Tyson Foods, Inc. 4.75% (a)	800,000	41,576
		86,799
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp. Series A, 5.75% (e)	50,700	$ 41,447
FINANCIALS - 11.2%
Banks - 10.1%
Bank of America Corp. Series L, 7.25%	74,135	84,922
Huntington Bancshares, Inc. 8.50% (a)	2,100	2,825
Wells Fargo & Co. 7.50%	137,632	166,369
		254,116
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,153
Crown Castle International Corp. 4.50%	72,900	7,498
Weyerhaeuser Co. Series A, 6.375%	271,200	14,704
		27,355
TOTAL FINANCIALS		281,471
HEALTH CARE - 6.0%
Health Care Providers & Services - 1.5%
Anthem, Inc. 5.25% (a)	712,000	38,035
Pharmaceuticals - 4.5%
Actavis PLC 5.50%	105,500	111,827
TOTAL HEALTH CARE		149,862
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,784
Road & Rail - 0.6%
Genesee & Wyoming, Inc. 5.00% (a)	137,000	14,545
TOTAL INDUSTRIALS		17,329
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	400,000	17,536
ArcelorMittal SA 6.00% (a)	568,500	9,842
		27,378
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	397,500	27,336
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	171,500	$ 8,285
Independent Power and Renewable Electricity Producers - 0.9%
Dynegy, Inc. 5.375% (a)	200,000	22,396
TOTAL UTILITIES		30,681
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,973)		662,303
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $123,248)	123,247,589	123,248
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,138,418)		2,509,976
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,549
NET ASSETS - 100%		$ 2,520,525
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,948,000 or 11.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 160
Fidelity Securities Lending Cash Central Fund	0*
Total	$ 160
* Amount represents one hundred and twenty nine dollars.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 363,751	$ 363,739	$ 12	$ -
Consumer Staples	86,799	41,576	45,223	-
Energy	75,415	33,968	41,447	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 384,315	$ 369,611	$ 14,704	$ -
Health Care	203,124	165,089	38,035	-
Industrials	161,188	146,643	14,545	-
Information Technology	46,767	46,767	-	-
Materials	27,378	17,536	9,842	-
Telecommunication Services	148,339	148,339	-	-
Utilities	30,681	30,681	-	-
Corporate Bonds	858,971	-	858,971	-
Money Market Funds	123,248	123,248	-	-
Total Investments in Securities:	$ 2,509,976	$ 1,487,197	$ 1,022,779	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
BBB	2.8%
BB	11.9%
B	2.1%
CCC,CC,C	5.4%
Not Rated	11.9%
Equities	60.6%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,015,170)	$ 2,386,728
Fidelity Central Funds (cost $123,248)	123,248
Total Investments (cost $2,138,418)		$ 2,509,976
Receivable for fund shares sold		1,157
Dividends receivable		6,112
Interest receivable		6,799
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		1
Other receivables		6
Total assets		2,524,072

Liabilities
Payable for fund shares redeemed	$ 2,323
Accrued management fee	694
Transfer agent fee payable	348
Distribution and service plan fees payable	68
Other affiliated payables	65
Other payables and accrued expenses	49
Total liabilities		3,547

Net Assets		$ 2,520,525
Net Assets consist of:
Paid in capital		$ 2,071,780
Undistributed net investment income		15,586
Accumulated undistributed net realized gain (loss) on investments		61,601
Net unrealized appreciation (depreciation) on investments		371,558
Net Assets		$ 2,520,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,507 ÷ 2,495.94 shares)	$ 32.26

Maximum offering price per share (100/94.25 of $32.26)	$ 34.23
Class T: Net Asset Value and redemption price per share ($12,834 ÷ 397.88 shares)	$ 32.26

Maximum offering price per share (100/96.50 of $32.26)	$ 33.43
Class B: Net Asset Value and offering price per share ($919 ÷ 28.53 shares)A	$ 32.21

Class C: Net Asset Value and offering price per share ($50,193 ÷ 1,566.31 shares)A	$ 32.05

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,171,595 ÷ 67,061.41 shares)	$ 32.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,477 ÷ 6,324.96 shares)	$ 32.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 20,917
Interest		12,880
Income from Fidelity Central Funds		160
Total income		33,957

Expenses
Management fee Basic fee	$ 5,846
Performance adjustment	(801)
Transfer agent fees	2,121
Distribution and service plan fees	435
Accounting and security lending fees	387
Custodian fees and expenses	15
Independent trustees' compensation	6
Registration fees	109
Audit	37
Legal	23
Miscellaneous	10
Total expenses before reductions	8,188
Expense reductions	(2)	8,186
Net investment income (loss)		25,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		97,062
Change in net unrealized appreciation (depreciation) on investment securities		(103,444)
Net gain (loss)		(6,382)
Net increase (decrease) in net assets resulting from operations		$ 19,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,771	$ 47,314
Net realized gain (loss)	97,062	128,507
Change in net unrealized appreciation (depreciation)	(103,444)	87,394
Net increase (decrease) in net assets resulting from operations	19,389	263,215
Distributions to shareholders from net investment income	(24,294)	(43,691)
Distributions to shareholders from net realized gain	(87,333)	(16,252)
Total distributions	(111,627)	(59,943)
Share transactions - net increase (decrease)	(66,118)	121,737
Total increase (decrease) in net assets	(158,356)	325,009

Net Assets
Beginning of period	2,678,881	2,353,872
End of period (including undistributed net investment income of $15,586 and undistributed net investment income of $14,109, respectively)	$ 2,520,525	$ 2,678,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.28	.51	.57	.68	.72	.75
Net realized and unrealized gain (loss)	(.08)	2.81I	5.88	2.22	(1.34)	3.01
Total from investment operations	.20	3.32	6.45	2.90	(.62)	3.76
Distributions from net investment income	(.26)	(.48)	(.74)	(.67)	(.75)	(.79)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.36)	(.69)	(.74)	(.67)	(.75)	(.79)
Net asset value, end of period	$ 32.26	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22
Total ReturnB, C, D	.72%	10.95% I	26.12%	12.87%	(2.79)%	18.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.87%A	.86%	.99%	1.04%	.88%	.87%
Expenses net of fee waivers, if any	.87%A	.85%	.99%	1.04%	.88%	.87%
Expenses net of all reductions	.87%A	.85%	.99%	1.04%	.88%	.87%
Net investment income (loss)	1.74% A	1.60%	1.99%	2.79%	2.84%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 150	$ 113	$ 26	$ 33	$ 19
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.24	.42	.48	.60	.65	.69
Net realized and unrealized gain (loss)	(.10)	2.82I	5.89	2.22	(1.34)	3.01
Total from investment operations	.14	3.24	6.37	2.82	(.69)	3.70
Distributions from net investment income	(.22)	(.39)	(.66)	(.60)	(.67)	(.72)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.32)	(.60)	(.66)	(.60)	(.67)	(.72)
Net asset value, end of period	$ 32.26	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23
Total ReturnB, C, D	.54%	10.67%I	25.73%	12.48%	(3.07)%	17.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of fee waivers, if any	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of all reductions	1.15%A	1.14%	1.30%	1.36%	1.17%	1.13%
Net investment income (loss)	1.46% A	1.32%	1.68%	2.47%	2.55%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 14	$ 11	$ 4	$ 5	$ 4
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Income from Investment Operations
Net investment income (loss) E	.15	.25	.32	.47	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.81I	5.89	2.22	(1.34)	3.01
Total from investment operations	.06	3.06	6.21	2.69	(.83)	3.57
Distributions from net investment income	(.12)	(.22)	(.51)	(.47)	(.52)	(.62)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.22)	(.43)	(.51)	(.47)	(.52)	(.62)
Net asset value, end of period	$ 32.21	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17
Total ReturnB, C, D	.29%	10.05%I	25.05%	11.91%	(3.59)%	17.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of fee waivers, if any	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of all reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Net investment income (loss)	.95%A	.77%	1.15%	1.95%	2.00%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Income from Investment Operations
Net investment income (loss) E	.16	.27	.34	.49	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.80I	5.87	2.22	(1.33)	3.01
Total from investment operations	.07	3.07	6.21	2.71	(.82)	3.57
Distributions from net investment income	(.15)	(.26)	(.55)	(.49)	(.57)	(.63)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.25)	(.47)	(.55)	(.49)	(.57)	(.63)
Net asset value, end of period	$ 32.05	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14
Total ReturnB, C, D	.32%	10.13%I	25.12%	12.01%	(3.57)%	17.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63%A	1.62%	1.78%	1.82%	1.67%	1.66%
Expenses net of fee waivers, if any	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Expenses net of all reductions	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Net investment income (loss)	.98%A	.84%	1.20%	2.01%	2.06%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 48	$ 28	$ 12	$ 13	$ 5
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Income from Investment Operations
Net investment income (loss) D	.33	.60	.64	.75	.79	.81
Net realized and unrealized gain (loss)	(.10)	2.83 H	5.91	2.23	(1.35)	3.02
Total from investment operations	.23	3.43	6.55	2.98	(.56)	3.83
Distributions from net investment income	(.31)	(.56)	(.81)	(.74)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.81)	(.74)	(.81)	(.84)
Net asset value, end of period	$ 32.38	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29
Total ReturnB, C	.82%	11.28% H	26.44%	13.20%	(2.54)%	18.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.59%A	.58%	.73%	.76%	.61%	.59%
Expenses net of fee waivers, if any	.59%A	.58%	.72%	.76%	.61%	.59%
Expenses net of all reductions	.59%A	.58%	.72%	.76%	.61%	.59%
Net investment income (loss)	2.01%A	1.88%	2.26%	3.07%	3.12%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,172	$ 2,307	$ 2,109	$ 1,733	$ 1,904	$ 2,287
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Income from Investment Operations
Net investment income (loss) D	.32	.59	.64	.74	.77	.80
Net realized and unrealized gain (loss)	(.09)	2.83 H	5.89	2.22	(1.33)	3.02
Total from investment operations	.23	3.42	6.53	2.96	(.56)	3.82
Distributions from net investment income	(.31)	(.56)	(.80)	(.73)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.80)	(.73)	(.81)	(.84)
Net asset value, end of period	$ 32.33	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27
Total ReturnB, C	.82%	11.25% H	26.42%	13.11%	(2.55)%	18.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of fee waivers, if any	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of all reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Net investment income (loss)	1.99%A	1.85%	2.22%	3.03%	3.07%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 204	$ 159	$ 92	$ 14	$ 23	$ 6
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and certain conversion ratio adjustments.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 509,956
Gross unrealized depreciation	(148,026)
Net unrealized appreciation (depreciation) on securities	$ 361,930

Tax cost	$ 2,148,046

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,263 and $302,068, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 151	$ 6
Class T	.25%	.25%	34	-*
Class B	.75%	.25%	6	4
Class C	.75%	.25%	244	79
			$ 435	$ 89

* Amount represents three hundred and twelve dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	1
Class C*	7
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 111.18
Class T	15.22
Class B	1.22
Class C	48.19
Convertible Securities	1,780.16
Institutional Class	166.18
	$ 2,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and seventy eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to one hundred and twenty nine dollars. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and fifty five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Convertible Securities expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,034	$ 2,203
Class T	93	157
Class B	5	10
Class C	219	315
Convertible Securities	21,330	38,782
Institutional Class	1,613	2,224
Total	$ 24,294	$ 43,691
From net realized gain
Class A	$ 4,752	$ 831
Class T	461	77
Class B	44	9
Class C	1,591	204
Convertible Securities	75,279	14,428
Institutional Class	5,206	703
Total	$ 87,333	$ 16,252

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,097	5,975	$ 35,523	$ 193,445
Reinvestment of distributions	176	50	5,520	1,587
Shares redeemed	(3,269)	(5,200)	(105,443)	(165,097)
Net increase (decrease)	(1,996)	825	$ (64,400)	$ 29,935

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	47	223	$ 1,528	$ 7,085
Reinvestment of distributions	17	7	541	220
Shares redeemed	(85)	(156)	(2,753)	(5,011)
Net increase (decrease)	(21)	74	$ (684)	$ 2,294
Class B
Shares sold	2	11	$ 7	$ 355
Reinvestment of distributions	1	1	46	16
Shares redeemed	(14)	(16)	(436)	(489)
Net increase (decrease)	(11)	(4)	$ (383)	$ (118)
Class C
Shares sold	245	787	$ 7,880	$ 24,989
Reinvestment of distributions	50	13	1,571	415
Shares redeemed	(160)	(285)	(5,122)	(9,080)
Net increase (decrease)	135	515	$ 4,329	$ 16,324
Convertible Securities
Shares sold	3,932	12,162	$ 127,521	$ 390,632
Reinvestment of distributions	2,706	1,483	85,360	46,826
Shares redeemed	(8,319)	(13,141)	(269,411)	(422,086)
Net increase (decrease)	(1,681)	504	$ (56,530)	$ 15,372
Institutional Class
Shares sold	2,962	4,834	$ 96,064	$ 155,094
Reinvestment of distributions	171	73	5,382	2,295
Shares redeemed	(1,543)	(3,158)	(49,896)	(99,459)
Net increase (decrease)	1,590	1,749	$ 51,550	$ 57,930

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)

ACVSI-USAN-0715
1.884061.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Convertible Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.87%
Actual		$ 1,000.00	$ 1,007.20	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class T	1.15%
Actual		$ 1,000.00	$ 1,005.40	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,002.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.63%
Actual		$ 1,000.00	$ 1,003.20	$ 8.14
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.59%
Actual		$ 1,000.00	$ 1,008.20	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,008.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.6	6.3
Level 3 Communications, Inc.	4.8	2.0
Ford Motor Co.	4.6	4.5
Actavis PLC 5.50%	4.5	0.0
General Motors Co.	4.2	3.7
United Continental Holdings, Inc.	3.7	2.0
MGM Mirage, Inc.	3.5	0.0
Bank of America Corp. Series L, 7.25%	3.4	3.3
Citigroup, Inc.	3.3	3.1
Novellus Systems, Inc. 2.625% 5/15/41	1.9	1.8
	40.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.4	15.7
Financials	16.3	15.5
Information Technology	15.8	13.7
Health Care	15.2	12.8
Industrials	9.8	11.7
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Convertible Securities 60.4%		Convertible Securities 64.5%
	Stocks 34.3%		Stocks 24.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 11.3%
* Foreign investments	5.1%	** Foreign investments	3.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 34.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$ 3,160	$ 3,895
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	4,968
Lennar Corp. 3.25% 11/15/21 (e)	20,630	41,441
		46,409
TOTAL CONSUMER DISCRETIONARY		50,304
ENERGY - 6.4%
Energy Equipment & Services - 0.8%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	6,300
Vantage Drilling Co. 5.5% 7/15/43 (e)	20,000	12,488
		18,788
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp. 2.5% 5/15/37	10,545	10,215
Clean Energy Fuels Corp. 5.25% 10/1/18 (e)	10,000	7,931
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	43,443
Peabody Energy Corp. 4.75% 12/15/41	103,850	26,027
Scorpio Tankers, Inc. 2.375% 7/1/19 (e)	25,710	27,012
Whiting Petroleum Corp. 1.25% 4/1/20 (e)	25,000	27,375
		142,003
TOTAL ENERGY		160,791
FINANCIALS - 1.0%
Insurance - 0.8%
FNF Group 4.25% 8/15/18	10,000	20,725
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 2% 4/1/20	2,000	3,248
TOTAL FINANCIALS		23,973
HEALTH CARE - 7.1%
Biotechnology - 0.7%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	9,356
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	9,188
		18,544
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 37,975
Hologic, Inc. 2% 3/1/42 (d)	22,716	29,076
		67,051
Health Care Providers & Services - 1.2%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	27,356
Omnicare, Inc. 3.25% 12/15/35	2,086	2,588
		29,944
Pharmaceuticals - 2.5%
Akorn, Inc. 3.5% 6/1/16	5,000	26,138
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (e)	10,000	13,600
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	24,364
		64,102
TOTAL HEALTH CARE		179,641
INDUSTRIALS - 3.4%
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	11,942
Machinery - 2.9%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	6,894
2.375% 5/15/26	8,000	10,028
3.5% 4/1/18	12,860	20,584
Terex Corp. 4% 6/15/15	9,590	15,817
Trinity Industries, Inc. 3.875% 6/1/36	15,000	20,681
		74,004
TOTAL INDUSTRIALS		85,946
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (e)	8,710	9,238
InterDigital, Inc. 1.5% 3/1/20 (e)	5,650	5,954
JDS Uniphase Corp. 0.625% 8/15/33	10,000	10,213
		25,405
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40	$ 7,000	$ 7,175
2.25% 5/15/41	7,000	5,740
		12,915
Internet Software & Services - 4.1%
Monster Worldwide, Inc. 3.5% 10/15/19 (e)	10,000	13,318
Twitter, Inc. 1% 9/15/21 (e)	30,000	27,075
VeriSign, Inc. 4.136% 8/15/37 (d)	15,000	28,294
Web.com Group, Inc. 1% 8/15/18	5,000	4,916
WebMD Health Corp.:
2.25% 3/31/16	10,000	10,050
2.5% 1/31/18	20,000	20,538
		104,191
Semiconductors & Semiconductor Equipment - 7.0%
GT Advanced Technologies, Inc.:
3% 10/1/17 (c)	10,000	2,850
3% 12/15/20 (c)	23,000	6,555
Microchip Technology, Inc. 1.625% 2/15/25 (e)	35,000	36,422
Micron Technology, Inc. 3.125% 5/1/32	12,090	34,865
Novellus Systems, Inc. 2.625% 5/15/41	20,000	48,013
ON Semiconductor Corp. 2.625% 12/15/26	29,512	39,897
Rambus, Inc. 1.125% 8/15/18	5,500	7,580
		176,182
Software - 1.3%
Nuance Communications, Inc. 2.75% 11/1/31	32,000	32,080
TOTAL INFORMATION TECHNOLOGY		350,773
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	1,950	2,279
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,264
TOTAL MATERIALS		7,543
TOTAL CONVERTIBLE BONDS (Cost $771,793)		858,971
Common Stocks - 34.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 8.8%
Ford Motor Co.	7,701,262	$ 116,828
General Motors Co.	2,926,368	105,261
		222,089
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(f)	686	12
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. (a)	4,430,266	88,827
Media - 2.1%
Interpublic Group of Companies, Inc.	778,966	15,906
Liberty Global PLC:
Class A (a)	110,641	6,365
Class C (a)	275,873	14,828
Sirius XM Holdings, Inc. (a)	4,073,529	15,724
		52,823
TOTAL CONSUMER DISCRETIONARY		363,751
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	33,968
FINANCIALS - 4.1%
Banks - 3.3%
Citigroup, Inc.	1,545,034	83,555
Insurance - 0.8%
MetLife, Inc.	369,100	19,289
TOTAL FINANCIALS		102,844
HEALTH CARE - 2.1%
Health Care Providers & Services - 2.1%
Omnicare, Inc.	100,506	9,577
Tenet Healthcare Corp. (a)	821,302	43,685
		53,262
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.5%
Textron, Inc.	267,361	12,090
Airlines - 3.7%
United Continental Holdings, Inc. (a)	1,689,010	92,203
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Allegion PlC	57,913	$ 3,616
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	11,950
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	1,206,637	24,000
TOTAL INDUSTRIALS		143,859
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	10,042
Semiconductors & Semiconductor Equipment - 0.8%
ON Semiconductor Corp. (a)	1,435,900	19,040
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,134
NetApp, Inc.	76,367	2,551
		17,685
TOTAL INFORMATION TECHNOLOGY		46,767
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
Level 3 Communications, Inc. (a)	2,181,015	121,003
TOTAL COMMON STOCKS (Cost $613,404)		865,454
Convertible Preferred Stocks - 26.3%

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
Bunge Ltd. 4.875% (a)	237,000	26,470
Post Holdings, Inc.:
3.75% (a)(e)	100,000	10,053
Series C, 2.50% (a)(e)	100,000	8,700
Tyson Foods, Inc. 4.75% (a)	800,000	41,576
		86,799
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp. Series A, 5.75% (e)	50,700	$ 41,447
FINANCIALS - 11.2%
Banks - 10.1%
Bank of America Corp. Series L, 7.25%	74,135	84,922
Huntington Bancshares, Inc. 8.50% (a)	2,100	2,825
Wells Fargo & Co. 7.50%	137,632	166,369
		254,116
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,153
Crown Castle International Corp. 4.50%	72,900	7,498
Weyerhaeuser Co. Series A, 6.375%	271,200	14,704
		27,355
TOTAL FINANCIALS		281,471
HEALTH CARE - 6.0%
Health Care Providers & Services - 1.5%
Anthem, Inc. 5.25% (a)	712,000	38,035
Pharmaceuticals - 4.5%
Actavis PLC 5.50%	105,500	111,827
TOTAL HEALTH CARE		149,862
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,784
Road & Rail - 0.6%
Genesee & Wyoming, Inc. 5.00% (a)	137,000	14,545
TOTAL INDUSTRIALS		17,329
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	400,000	17,536
ArcelorMittal SA 6.00% (a)	568,500	9,842
		27,378
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	397,500	27,336
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	171,500	$ 8,285
Independent Power and Renewable Electricity Producers - 0.9%
Dynegy, Inc. 5.375% (a)	200,000	22,396
TOTAL UTILITIES		30,681
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,973)		662,303
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $123,248)	123,247,589	123,248
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,138,418)		2,509,976
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,549
NET ASSETS - 100%		$ 2,520,525
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,948,000 or 11.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 160
Fidelity Securities Lending Cash Central Fund	0*
Total	$ 160
* Amount represents one hundred and twenty nine dollars.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 363,751	$ 363,739	$ 12	$ -
Consumer Staples	86,799	41,576	45,223	-
Energy	75,415	33,968	41,447	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 384,315	$ 369,611	$ 14,704	$ -
Health Care	203,124	165,089	38,035	-
Industrials	161,188	146,643	14,545	-
Information Technology	46,767	46,767	-	-
Materials	27,378	17,536	9,842	-
Telecommunication Services	148,339	148,339	-	-
Utilities	30,681	30,681	-	-
Corporate Bonds	858,971	-	858,971	-
Money Market Funds	123,248	123,248	-	-
Total Investments in Securities:	$ 2,509,976	$ 1,487,197	$ 1,022,779	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
BBB	2.8%
BB	11.9%
B	2.1%
CCC,CC,C	5.4%
Not Rated	11.9%
Equities	60.6%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,015,170)	$ 2,386,728
Fidelity Central Funds (cost $123,248)	123,248
Total Investments (cost $2,138,418)		$ 2,509,976
Receivable for fund shares sold		1,157
Dividends receivable		6,112
Interest receivable		6,799
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		1
Other receivables		6
Total assets		2,524,072

Liabilities
Payable for fund shares redeemed	$ 2,323
Accrued management fee	694
Transfer agent fee payable	348
Distribution and service plan fees payable	68
Other affiliated payables	65
Other payables and accrued expenses	49
Total liabilities		3,547

Net Assets		$ 2,520,525
Net Assets consist of:
Paid in capital		$ 2,071,780
Undistributed net investment income		15,586
Accumulated undistributed net realized gain (loss) on investments		61,601
Net unrealized appreciation (depreciation) on investments		371,558
Net Assets		$ 2,520,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,507 ÷ 2,495.94 shares)	$ 32.26

Maximum offering price per share (100/94.25 of $32.26)	$ 34.23
Class T: Net Asset Value and redemption price per share ($12,834 ÷ 397.88 shares)	$ 32.26

Maximum offering price per share (100/96.50 of $32.26)	$ 33.43
Class B: Net Asset Value and offering price per share ($919 ÷ 28.53 shares)A	$ 32.21

Class C: Net Asset Value and offering price per share ($50,193 ÷ 1,566.31 shares)A	$ 32.05

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,171,595 ÷ 67,061.41 shares)	$ 32.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,477 ÷ 6,324.96 shares)	$ 32.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 20,917
Interest		12,880
Income from Fidelity Central Funds		160
Total income		33,957

Expenses
Management fee Basic fee	$ 5,846
Performance adjustment	(801)
Transfer agent fees	2,121
Distribution and service plan fees	435
Accounting and security lending fees	387
Custodian fees and expenses	15
Independent trustees' compensation	6
Registration fees	109
Audit	37
Legal	23
Miscellaneous	10
Total expenses before reductions	8,188
Expense reductions	(2)	8,186
Net investment income (loss)		25,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		97,062
Change in net unrealized appreciation (depreciation) on investment securities		(103,444)
Net gain (loss)		(6,382)
Net increase (decrease) in net assets resulting from operations		$ 19,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,771	$ 47,314
Net realized gain (loss)	97,062	128,507
Change in net unrealized appreciation (depreciation)	(103,444)	87,394
Net increase (decrease) in net assets resulting from operations	19,389	263,215
Distributions to shareholders from net investment income	(24,294)	(43,691)
Distributions to shareholders from net realized gain	(87,333)	(16,252)
Total distributions	(111,627)	(59,943)
Share transactions - net increase (decrease)	(66,118)	121,737
Total increase (decrease) in net assets	(158,356)	325,009

Net Assets
Beginning of period	2,678,881	2,353,872
End of period (including undistributed net investment income of $15,586 and undistributed net investment income of $14,109, respectively)	$ 2,520,525	$ 2,678,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.28	.51	.57	.68	.72	.75
Net realized and unrealized gain (loss)	(.08)	2.81I	5.88	2.22	(1.34)	3.01
Total from investment operations	.20	3.32	6.45	2.90	(.62)	3.76
Distributions from net investment income	(.26)	(.48)	(.74)	(.67)	(.75)	(.79)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.36)	(.69)	(.74)	(.67)	(.75)	(.79)
Net asset value, end of period	$ 32.26	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22
Total ReturnB, C, D	.72%	10.95% I	26.12%	12.87%	(2.79)%	18.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.87%A	.86%	.99%	1.04%	.88%	.87%
Expenses net of fee waivers, if any	.87%A	.85%	.99%	1.04%	.88%	.87%
Expenses net of all reductions	.87%A	.85%	.99%	1.04%	.88%	.87%
Net investment income (loss)	1.74% A	1.60%	1.99%	2.79%	2.84%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 150	$ 113	$ 26	$ 33	$ 19
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.24	.42	.48	.60	.65	.69
Net realized and unrealized gain (loss)	(.10)	2.82I	5.89	2.22	(1.34)	3.01
Total from investment operations	.14	3.24	6.37	2.82	(.69)	3.70
Distributions from net investment income	(.22)	(.39)	(.66)	(.60)	(.67)	(.72)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.32)	(.60)	(.66)	(.60)	(.67)	(.72)
Net asset value, end of period	$ 32.26	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23
Total ReturnB, C, D	.54%	10.67%I	25.73%	12.48%	(3.07)%	17.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of fee waivers, if any	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of all reductions	1.15%A	1.14%	1.30%	1.36%	1.17%	1.13%
Net investment income (loss)	1.46% A	1.32%	1.68%	2.47%	2.55%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 14	$ 11	$ 4	$ 5	$ 4
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Income from Investment Operations
Net investment income (loss) E	.15	.25	.32	.47	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.81I	5.89	2.22	(1.34)	3.01
Total from investment operations	.06	3.06	6.21	2.69	(.83)	3.57
Distributions from net investment income	(.12)	(.22)	(.51)	(.47)	(.52)	(.62)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.22)	(.43)	(.51)	(.47)	(.52)	(.62)
Net asset value, end of period	$ 32.21	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17
Total ReturnB, C, D	.29%	10.05%I	25.05%	11.91%	(3.59)%	17.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of fee waivers, if any	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of all reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Net investment income (loss)	.95%A	.77%	1.15%	1.95%	2.00%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Income from Investment Operations
Net investment income (loss) E	.16	.27	.34	.49	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.80I	5.87	2.22	(1.33)	3.01
Total from investment operations	.07	3.07	6.21	2.71	(.82)	3.57
Distributions from net investment income	(.15)	(.26)	(.55)	(.49)	(.57)	(.63)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.25)	(.47)	(.55)	(.49)	(.57)	(.63)
Net asset value, end of period	$ 32.05	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14
Total ReturnB, C, D	.32%	10.13%I	25.12%	12.01%	(3.57)%	17.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63%A	1.62%	1.78%	1.82%	1.67%	1.66%
Expenses net of fee waivers, if any	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Expenses net of all reductions	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Net investment income (loss)	.98%A	.84%	1.20%	2.01%	2.06%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 48	$ 28	$ 12	$ 13	$ 5
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Income from Investment Operations
Net investment income (loss) D	.33	.60	.64	.75	.79	.81
Net realized and unrealized gain (loss)	(.10)	2.83 H	5.91	2.23	(1.35)	3.02
Total from investment operations	.23	3.43	6.55	2.98	(.56)	3.83
Distributions from net investment income	(.31)	(.56)	(.81)	(.74)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.81)	(.74)	(.81)	(.84)
Net asset value, end of period	$ 32.38	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29
Total ReturnB, C	.82%	11.28% H	26.44%	13.20%	(2.54)%	18.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.59%A	.58%	.73%	.76%	.61%	.59%
Expenses net of fee waivers, if any	.59%A	.58%	.72%	.76%	.61%	.59%
Expenses net of all reductions	.59%A	.58%	.72%	.76%	.61%	.59%
Net investment income (loss)	2.01%A	1.88%	2.26%	3.07%	3.12%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,172	$ 2,307	$ 2,109	$ 1,733	$ 1,904	$ 2,287
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Income from Investment Operations
Net investment income (loss) D	.32	.59	.64	.74	.77	.80
Net realized and unrealized gain (loss)	(.09)	2.83 H	5.89	2.22	(1.33)	3.02
Total from investment operations	.23	3.42	6.53	2.96	(.56)	3.82
Distributions from net investment income	(.31)	(.56)	(.80)	(.73)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.80)	(.73)	(.81)	(.84)
Net asset value, end of period	$ 32.33	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27
Total ReturnB, C	.82%	11.25% H	26.42%	13.11%	(2.55)%	18.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of fee waivers, if any	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of all reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Net investment income (loss)	1.99%A	1.85%	2.22%	3.03%	3.07%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 204	$ 159	$ 92	$ 14	$ 23	$ 6
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and certain conversion ratio adjustments.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 509,956
Gross unrealized depreciation	(148,026)
Net unrealized appreciation (depreciation) on securities	$ 361,930

Tax cost	$ 2,148,046

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,263 and $302,068, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 151	$ 6
Class T	.25%	.25%	34	-*
Class B	.75%	.25%	6	4
Class C	.75%	.25%	244	79
			$ 435	$ 89

* Amount represents three hundred and twelve dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	1
Class C*	7
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 111.18
Class T	15.22
Class B	1.22
Class C	48.19
Convertible Securities	1,780.16
Institutional Class	166.18
	$ 2,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and seventy eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to one hundred and twenty nine dollars. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and fifty five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Convertible Securities expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,034	$ 2,203
Class T	93	157
Class B	5	10
Class C	219	315
Convertible Securities	21,330	38,782
Institutional Class	1,613	2,224
Total	$ 24,294	$ 43,691
From net realized gain
Class A	$ 4,752	$ 831
Class T	461	77
Class B	44	9
Class C	1,591	204
Convertible Securities	75,279	14,428
Institutional Class	5,206	703
Total	$ 87,333	$ 16,252

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,097	5,975	$ 35,523	$ 193,445
Reinvestment of distributions	176	50	5,520	1,587
Shares redeemed	(3,269)	(5,200)	(105,443)	(165,097)
Net increase (decrease)	(1,996)	825	$ (64,400)	$ 29,935

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	47	223	$ 1,528	$ 7,085
Reinvestment of distributions	17	7	541	220
Shares redeemed	(85)	(156)	(2,753)	(5,011)
Net increase (decrease)	(21)	74	$ (684)	$ 2,294
Class B
Shares sold	2	11	$ 7	$ 355
Reinvestment of distributions	1	1	46	16
Shares redeemed	(14)	(16)	(436)	(489)
Net increase (decrease)	(11)	(4)	$ (383)	$ (118)
Class C
Shares sold	245	787	$ 7,880	$ 24,989
Reinvestment of distributions	50	13	1,571	415
Shares redeemed	(160)	(285)	(5,122)	(9,080)
Net increase (decrease)	135	515	$ 4,329	$ 16,324
Convertible Securities
Shares sold	3,932	12,162	$ 127,521	$ 390,632
Reinvestment of distributions	2,706	1,483	85,360	46,826
Shares redeemed	(8,319)	(13,141)	(269,411)	(422,086)
Net increase (decrease)	(1,681)	504	$ (56,530)	$ 15,372
Institutional Class
Shares sold	2,962	4,834	$ 96,064	$ 155,094
Reinvestment of distributions	171	73	5,382	2,295
Shares redeemed	(1,543)	(3,158)	(49,896)	(99,459)
Net increase (decrease)	1,590	1,749	$ 51,550	$ 57,930

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)

ACVS-USAN-0715
1.884069.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.87%
Actual		$ 1,000.00	$ 1,007.20	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38
Class T	1.15%
Actual		$ 1,000.00	$ 1,005.40	$ 5.75
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,002.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.63%
Actual		$ 1,000.00	$ 1,003.20	$ 8.14
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Convertible Securities	.59%
Actual		$ 1,000.00	$ 1,008.20	$ 2.95
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,008.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.6	6.3
Level 3 Communications, Inc.	4.8	2.0
Ford Motor Co.	4.6	4.5
Actavis PLC 5.50%	4.5	0.0
General Motors Co.	4.2	3.7
United Continental Holdings, Inc.	3.7	2.0
MGM Mirage, Inc.	3.5	0.0
Bank of America Corp. Series L, 7.25%	3.4	3.3
Citigroup, Inc.	3.3	3.1
Novellus Systems, Inc. 2.625% 5/15/41	1.9	1.8
	40.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.4	15.7
Financials	16.3	15.5
Information Technology	15.8	13.7
Health Care	15.2	12.8
Industrials	9.8	11.7
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Convertible Securities 60.4%		Convertible Securities 64.5%
	Stocks 34.3%		Stocks 24.2%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 11.3%
* Foreign investments	5.1%	** Foreign investments	3.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 34.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Diversified Consumer Services - 0.2%
Carriage Services, Inc. 2.75% 3/15/21	$ 3,160	$ 3,895
Household Durables - 1.8%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,695	4,968
Lennar Corp. 3.25% 11/15/21 (e)	20,630	41,441
		46,409
TOTAL CONSUMER DISCRETIONARY		50,304
ENERGY - 6.4%
Energy Equipment & Services - 0.8%
SEACOR Holdings, Inc. 3% 11/15/28	7,000	6,300
Vantage Drilling Co. 5.5% 7/15/43 (e)	20,000	12,488
		18,788
Oil, Gas & Consumable Fuels - 5.6%
Chesapeake Energy Corp. 2.5% 5/15/37	10,545	10,215
Clean Energy Fuels Corp. 5.25% 10/1/18 (e)	10,000	7,931
Cobalt International Energy, Inc. 2.625% 12/1/19	55,920	43,443
Peabody Energy Corp. 4.75% 12/15/41	103,850	26,027
Scorpio Tankers, Inc. 2.375% 7/1/19 (e)	25,710	27,012
Whiting Petroleum Corp. 1.25% 4/1/20 (e)	25,000	27,375
		142,003
TOTAL ENERGY		160,791
FINANCIALS - 1.0%
Insurance - 0.8%
FNF Group 4.25% 8/15/18	10,000	20,725
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 2% 4/1/20	2,000	3,248
TOTAL FINANCIALS		23,973
HEALTH CARE - 7.1%
Biotechnology - 0.7%
Orexigen Therapeutics, Inc. 2.75% 12/1/20	10,000	9,356
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18	10,000	9,188
		18,544
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.7%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 37,975
Hologic, Inc. 2% 3/1/42 (d)	22,716	29,076
		67,051
Health Care Providers & Services - 1.2%
Molina Healthcare, Inc. 1.125% 1/15/20	15,000	27,356
Omnicare, Inc. 3.25% 12/15/35	2,086	2,588
		29,944
Pharmaceuticals - 2.5%
Akorn, Inc. 3.5% 6/1/16	5,000	26,138
Horizon Pharma Investment Ltd. 2.5% 3/15/22 (e)	10,000	13,600
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	24,364
		64,102
TOTAL HEALTH CARE		179,641
INDUSTRIALS - 3.4%
Electrical Equipment - 0.5%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	11,942
Machinery - 2.9%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	6,894
2.375% 5/15/26	8,000	10,028
3.5% 4/1/18	12,860	20,584
Terex Corp. 4% 6/15/15	9,590	15,817
Trinity Industries, Inc. 3.875% 6/1/36	15,000	20,681
		74,004
TOTAL INDUSTRIALS		85,946
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc. 1.375% 1/1/20 (e)	8,710	9,238
InterDigital, Inc. 1.5% 3/1/20 (e)	5,650	5,954
JDS Uniphase Corp. 0.625% 8/15/33	10,000	10,213
		25,405
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
Vishay Intertechnology, Inc.:
2.25% 11/15/40	$ 7,000	$ 7,175
2.25% 5/15/41	7,000	5,740
		12,915
Internet Software & Services - 4.1%
Monster Worldwide, Inc. 3.5% 10/15/19 (e)	10,000	13,318
Twitter, Inc. 1% 9/15/21 (e)	30,000	27,075
VeriSign, Inc. 4.136% 8/15/37 (d)	15,000	28,294
Web.com Group, Inc. 1% 8/15/18	5,000	4,916
WebMD Health Corp.:
2.25% 3/31/16	10,000	10,050
2.5% 1/31/18	20,000	20,538
		104,191
Semiconductors & Semiconductor Equipment - 7.0%
GT Advanced Technologies, Inc.:
3% 10/1/17 (c)	10,000	2,850
3% 12/15/20 (c)	23,000	6,555
Microchip Technology, Inc. 1.625% 2/15/25 (e)	35,000	36,422
Micron Technology, Inc. 3.125% 5/1/32	12,090	34,865
Novellus Systems, Inc. 2.625% 5/15/41	20,000	48,013
ON Semiconductor Corp. 2.625% 12/15/26	29,512	39,897
Rambus, Inc. 1.125% 8/15/18	5,500	7,580
		176,182
Software - 1.3%
Nuance Communications, Inc. 2.75% 11/1/31	32,000	32,080
TOTAL INFORMATION TECHNOLOGY		350,773
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	1,950	2,279
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,264
TOTAL MATERIALS		7,543
TOTAL CONVERTIBLE BONDS (Cost $771,793)		858,971
Common Stocks - 34.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 8.8%
Ford Motor Co.	7,701,262	$ 116,828
General Motors Co.	2,926,368	105,261
		222,089
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(f)	686	12
Hotels, Restaurants & Leisure - 3.5%
MGM Mirage, Inc. (a)	4,430,266	88,827
Media - 2.1%
Interpublic Group of Companies, Inc.	778,966	15,906
Liberty Global PLC:
Class A (a)	110,641	6,365
Class C (a)	275,873	14,828
Sirius XM Holdings, Inc. (a)	4,073,529	15,724
		52,823
TOTAL CONSUMER DISCRETIONARY		363,751
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Western Refining, Inc.	772,344	33,968
FINANCIALS - 4.1%
Banks - 3.3%
Citigroup, Inc.	1,545,034	83,555
Insurance - 0.8%
MetLife, Inc.	369,100	19,289
TOTAL FINANCIALS		102,844
HEALTH CARE - 2.1%
Health Care Providers & Services - 2.1%
Omnicare, Inc.	100,506	9,577
Tenet Healthcare Corp. (a)	821,302	43,685
		53,262
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.5%
Textron, Inc.	267,361	12,090
Airlines - 3.7%
United Continental Holdings, Inc. (a)	1,689,010	92,203
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.1%
Allegion PlC	57,913	$ 3,616
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	11,950
Road & Rail - 0.9%
Hertz Global Holdings, Inc. (a)	1,206,637	24,000
TOTAL INDUSTRIALS		143,859
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	10,042
Semiconductors & Semiconductor Equipment - 0.8%
ON Semiconductor Corp. (a)	1,435,900	19,040
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,134
NetApp, Inc.	76,367	2,551
		17,685
TOTAL INFORMATION TECHNOLOGY		46,767
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
Level 3 Communications, Inc. (a)	2,181,015	121,003
TOTAL COMMON STOCKS (Cost $613,404)		865,454
Convertible Preferred Stocks - 26.3%

CONSUMER STAPLES - 3.4%
Food Products - 3.4%
Bunge Ltd. 4.875% (a)	237,000	26,470
Post Holdings, Inc.:
3.75% (a)(e)	100,000	10,053
Series C, 2.50% (a)(e)	100,000	8,700
Tyson Foods, Inc. 4.75% (a)	800,000	41,576
		86,799
Convertible Preferred Stocks - continued
	Shares	Value (000s)
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Chesapeake Energy Corp. Series A, 5.75% (e)	50,700	$ 41,447
FINANCIALS - 11.2%
Banks - 10.1%
Bank of America Corp. Series L, 7.25%	74,135	84,922
Huntington Bancshares, Inc. 8.50% (a)	2,100	2,825
Wells Fargo & Co. 7.50%	137,632	166,369
		254,116
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,153
Crown Castle International Corp. 4.50%	72,900	7,498
Weyerhaeuser Co. Series A, 6.375%	271,200	14,704
		27,355
TOTAL FINANCIALS		281,471
HEALTH CARE - 6.0%
Health Care Providers & Services - 1.5%
Anthem, Inc. 5.25% (a)	712,000	38,035
Pharmaceuticals - 4.5%
Actavis PLC 5.50%	105,500	111,827
TOTAL HEALTH CARE		149,862
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,784
Road & Rail - 0.6%
Genesee & Wyoming, Inc. 5.00% (a)	137,000	14,545
TOTAL INDUSTRIALS		17,329
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. Series 1, 5.375% (a)	400,000	17,536
ArcelorMittal SA 6.00% (a)	568,500	9,842
		27,378
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	397,500	27,336
Convertible Preferred Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Electric Utilities - 0.3%
Exelon Corp. 6.50%	171,500	$ 8,285
Independent Power and Renewable Electricity Producers - 0.9%
Dynegy, Inc. 5.375% (a)	200,000	22,396
TOTAL UTILITIES		30,681
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $629,973)		662,303
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.15% (b) (Cost $123,248)	123,247,589	123,248
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,138,418)		2,509,976
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,549
NET ASSETS - 100%		$ 2,520,525
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $288,948,000 or 11.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 160
Fidelity Securities Lending Cash Central Fund	0*
Total	$ 160
* Amount represents one hundred and twenty nine dollars.
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 363,751	$ 363,739	$ 12	$ -
Consumer Staples	86,799	41,576	45,223	-
Energy	75,415	33,968	41,447	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 384,315	$ 369,611	$ 14,704	$ -
Health Care	203,124	165,089	38,035	-
Industrials	161,188	146,643	14,545	-
Information Technology	46,767	46,767	-	-
Materials	27,378	17,536	9,842	-
Telecommunication Services	148,339	148,339	-	-
Utilities	30,681	30,681	-	-
Corporate Bonds	858,971	-	858,971	-
Money Market Funds	123,248	123,248	-	-
Total Investments in Securities:	$ 2,509,976	$ 1,487,197	$ 1,022,779	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
BBB	2.8%
BB	11.9%
B	2.1%
CCC,CC,C	5.4%
Not Rated	11.9%
Equities	60.6%
Short-Term Investments and Net Other Assets	5.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,015,170)	$ 2,386,728
Fidelity Central Funds (cost $123,248)	123,248
Total Investments (cost $2,138,418)		$ 2,509,976
Receivable for fund shares sold		1,157
Dividends receivable		6,112
Interest receivable		6,799
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		1
Other receivables		6
Total assets		2,524,072

Liabilities
Payable for fund shares redeemed	$ 2,323
Accrued management fee	694
Transfer agent fee payable	348
Distribution and service plan fees payable	68
Other affiliated payables	65
Other payables and accrued expenses	49
Total liabilities		3,547

Net Assets		$ 2,520,525
Net Assets consist of:
Paid in capital		$ 2,071,780
Undistributed net investment income		15,586
Accumulated undistributed net realized gain (loss) on investments		61,601
Net unrealized appreciation (depreciation) on investments		371,558
Net Assets		$ 2,520,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($80,507 ÷ 2,495.94 shares)	$ 32.26

Maximum offering price per share (100/94.25 of $32.26)	$ 34.23
Class T: Net Asset Value and redemption price per share ($12,834 ÷ 397.88 shares)	$ 32.26

Maximum offering price per share (100/96.50 of $32.26)	$ 33.43
Class B: Net Asset Value and offering price per share ($919 ÷ 28.53 shares)A	$ 32.21

Class C: Net Asset Value and offering price per share ($50,193 ÷ 1,566.31 shares)A	$ 32.05

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,171,595 ÷ 67,061.41 shares)	$ 32.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($204,477 ÷ 6,324.96 shares)	$ 32.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 20,917
Interest		12,880
Income from Fidelity Central Funds		160
Total income		33,957

Expenses
Management fee Basic fee	$ 5,846
Performance adjustment	(801)
Transfer agent fees	2,121
Distribution and service plan fees	435
Accounting and security lending fees	387
Custodian fees and expenses	15
Independent trustees' compensation	6
Registration fees	109
Audit	37
Legal	23
Miscellaneous	10
Total expenses before reductions	8,188
Expense reductions	(2)	8,186
Net investment income (loss)		25,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		97,062
Change in net unrealized appreciation (depreciation) on investment securities		(103,444)
Net gain (loss)		(6,382)
Net increase (decrease) in net assets resulting from operations		$ 19,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,771	$ 47,314
Net realized gain (loss)	97,062	128,507
Change in net unrealized appreciation (depreciation)	(103,444)	87,394
Net increase (decrease) in net assets resulting from operations	19,389	263,215
Distributions to shareholders from net investment income	(24,294)	(43,691)
Distributions to shareholders from net realized gain	(87,333)	(16,252)
Total distributions	(111,627)	(59,943)
Share transactions - net increase (decrease)	(66,118)	121,737
Total increase (decrease) in net assets	(158,356)	325,009

Net Assets
Beginning of period	2,678,881	2,353,872
End of period (including undistributed net investment income of $15,586 and undistributed net investment income of $14,109, respectively)	$ 2,520,525	$ 2,678,881

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.28	.51	.57	.68	.72	.75
Net realized and unrealized gain (loss)	(.08)	2.81I	5.88	2.22	(1.34)	3.01
Total from investment operations	.20	3.32	6.45	2.90	(.62)	3.76
Distributions from net investment income	(.26)	(.48)	(.74)	(.67)	(.75)	(.79)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.36)	(.69)	(.74)	(.67)	(.75)	(.79)
Net asset value, end of period	$ 32.26	$ 33.42	$ 30.79	$ 25.08	$ 22.85	$ 24.22
Total ReturnB, C, D	.72%	10.95% I	26.12%	12.87%	(2.79)%	18.05%
Ratios to Average Net Assets F, H
Expenses before reductions	.87%A	.86%	.99%	1.04%	.88%	.87%
Expenses net of fee waivers, if any	.87%A	.85%	.99%	1.04%	.88%	.87%
Expenses net of all reductions	.87%A	.85%	.99%	1.04%	.88%	.87%
Net investment income (loss)	1.74% A	1.60%	1.99%	2.79%	2.84%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 81	$ 150	$ 113	$ 26	$ 33	$ 19
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Income from Investment Operations
Net investment income (loss) E	.24	.42	.48	.60	.65	.69
Net realized and unrealized gain (loss)	(.10)	2.82I	5.89	2.22	(1.34)	3.01
Total from investment operations	.14	3.24	6.37	2.82	(.69)	3.70
Distributions from net investment income	(.22)	(.39)	(.66)	(.60)	(.67)	(.72)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.32)	(.60)	(.66)	(.60)	(.67)	(.72)
Net asset value, end of period	$ 32.26	$ 33.44	$ 30.80	$ 25.09	$ 22.87	$ 24.23
Total ReturnB, C, D	.54%	10.67%I	25.73%	12.48%	(3.07)%	17.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of fee waivers, if any	1.15%A	1.14%	1.30%	1.36%	1.18%	1.13%
Expenses net of all reductions	1.15%A	1.14%	1.30%	1.36%	1.17%	1.13%
Net investment income (loss)	1.46% A	1.32%	1.68%	2.47%	2.55%	3.03%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 14	$ 11	$ 4	$ 5	$ 4
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.30%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Income from Investment Operations
Net investment income (loss) E	.15	.25	.32	.47	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.81I	5.89	2.22	(1.34)	3.01
Total from investment operations	.06	3.06	6.21	2.69	(.83)	3.57
Distributions from net investment income	(.12)	(.22)	(.51)	(.47)	(.52)	(.62)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.22)	(.43)	(.51)	(.47)	(.52)	(.62)
Net asset value, end of period	$ 32.21	$ 33.37	$ 30.74	$ 25.04	$ 22.82	$ 24.17
Total ReturnB, C, D	.29%	10.05%I	25.05%	11.91%	(3.59)%	17.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of fee waivers, if any	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Expenses net of all reductions	1.65%A	1.69%	1.83%	1.88%	1.73%	1.69%
Net investment income (loss)	.95%A	.77%	1.15%	1.95%	2.00%	2.47%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.68%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Income from Investment Operations
Net investment income (loss) E	.16	.27	.34	.49	.51	.56
Net realized and unrealized gain (loss)	(.09)	2.80I	5.87	2.22	(1.33)	3.01
Total from investment operations	.07	3.07	6.21	2.71	(.82)	3.57
Distributions from net investment income	(.15)	(.26)	(.55)	(.49)	(.57)	(.63)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.25)	(.47)	(.55)	(.49)	(.57)	(.63)
Net asset value, end of period	$ 32.05	$ 33.23	$ 30.63	$ 24.97	$ 22.75	$ 24.14
Total ReturnB, C, D	.32%	10.13%I	25.12%	12.01%	(3.57)%	17.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63%A	1.62%	1.78%	1.82%	1.67%	1.66%
Expenses net of fee waivers, if any	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Expenses net of all reductions	1.63%A	1.62%	1.77%	1.82%	1.67%	1.66%
Net investment income (loss)	.98%A	.84%	1.20%	2.01%	2.06%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 48	$ 28	$ 12	$ 13	$ 5
Portfolio turnover rateG	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 9.76%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Income from Investment Operations
Net investment income (loss) D	.33	.60	.64	.75	.79	.81
Net realized and unrealized gain (loss)	(.10)	2.83 H	5.91	2.23	(1.35)	3.02
Total from investment operations	.23	3.43	6.55	2.98	(.56)	3.83
Distributions from net investment income	(.31)	(.56)	(.81)	(.74)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.81)	(.74)	(.81)	(.84)
Net asset value, end of period	$ 32.38	$ 33.56	$ 30.90	$ 25.16	$ 22.92	$ 24.29
Total ReturnB, C	.82%	11.28% H	26.44%	13.20%	(2.54)%	18.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.59%A	.58%	.73%	.76%	.61%	.59%
Expenses net of fee waivers, if any	.59%A	.58%	.72%	.76%	.61%	.59%
Expenses net of all reductions	.59%A	.58%	.72%	.76%	.61%	.59%
Net investment income (loss)	2.01%A	1.88%	2.26%	3.07%	3.12%	3.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,172	$ 2,307	$ 2,109	$ 1,733	$ 1,904	$ 2,287
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.91%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Income from Investment Operations
Net investment income (loss) D	.32	.59	.64	.74	.77	.80
Net realized and unrealized gain (loss)	(.09)	2.83 H	5.89	2.22	(1.33)	3.02
Total from investment operations	.23	3.42	6.53	2.96	(.56)	3.82
Distributions from net investment income	(.31)	(.56)	(.80)	(.73)	(.81)	(.84)
Distributions from net realized gain	(1.10)	(.21)	-	-	-	-
Total distributions	(1.41)	(.77)	(.80)	(.73)	(.81)	(.84)
Net asset value, end of period	$ 32.33	$ 33.51	$ 30.86	$ 25.13	$ 22.90	$ 24.27
Total ReturnB, C	.82%	11.25% H	26.42%	13.11%	(2.55)%	18.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of fee waivers, if any	.61%A	.61%	.76%	.80%	.65%	.60%
Expenses net of all reductions	.61%A	.61%	.76%	.80%	.65%	.60%
Net investment income (loss)	1.99%A	1.85%	2.22%	3.03%	3.07%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 204	$ 159	$ 92	$ 14	$ 23	$ 6
Portfolio turnover rateF	26% A	23%	22%	20%	24%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 10.88%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

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3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and certain conversion ratio adjustments.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 509,956
Gross unrealized depreciation	(148,026)
Net unrealized appreciation (depreciation) on securities	$ 361,930

Tax cost	$ 2,148,046

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $317,263 and $302,068, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 151	$ 6
Class T	.25%	.25%	34	-*
Class B	.75%	.25%	6	4
Class C	.75%	.25%	244	79
			$ 435	$ 89

* Amount represents three hundred and twelve dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 20
Class T	3
Class B*	1
Class C*	7
$ 31

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 111.18
Class T	15.22
Class B	1.22
Class C	48.19
Convertible Securities	1,780.16
Institutional Class	166.18
	$ 2,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were two hundred and seventy eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to one hundred and twenty nine dollars. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by two hundred and fifty five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Convertible Securities expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,034	$ 2,203
Class T	93	157
Class B	5	10
Class C	219	315
Convertible Securities	21,330	38,782
Institutional Class	1,613	2,224
Total	$ 24,294	$ 43,691
From net realized gain
Class A	$ 4,752	$ 831
Class T	461	77
Class B	44	9
Class C	1,591	204
Convertible Securities	75,279	14,428
Institutional Class	5,206	703
Total	$ 87,333	$ 16,252

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,097	5,975	$ 35,523	$ 193,445
Reinvestment of distributions	176	50	5,520	1,587
Shares redeemed	(3,269)	(5,200)	(105,443)	(165,097)
Net increase (decrease)	(1,996)	825	$ (64,400)	$ 29,935

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	47	223	$ 1,528	$ 7,085
Reinvestment of distributions	17	7	541	220
Shares redeemed	(85)	(156)	(2,753)	(5,011)
Net increase (decrease)	(21)	74	$ (684)	$ 2,294
Class B
Shares sold	2	11	$ 7	$ 355
Reinvestment of distributions	1	1	46	16
Shares redeemed	(14)	(16)	(436)	(489)
Net increase (decrease)	(11)	(4)	$ (383)	$ (118)
Class C
Shares sold	245	787	$ 7,880	$ 24,989
Reinvestment of distributions	50	13	1,571	415
Shares redeemed	(160)	(285)	(5,122)	(9,080)
Net increase (decrease)	135	515	$ 4,329	$ 16,324
Convertible Securities
Shares sold	3,932	12,162	$ 127,521	$ 390,632
Reinvestment of distributions	2,706	1,483	85,360	46,826
Shares redeemed	(8,319)	(13,141)	(269,411)	(422,086)
Net increase (decrease)	(1,681)	504	$ (56,530)	$ 15,372
Institutional Class
Shares sold	2,962	4,834	$ 96,064	$ 155,094
Reinvestment of distributions	171	73	5,382	2,295
Shares redeemed	(1,543)	(3,158)	(49,896)	(99,459)
Net increase (decrease)	1,590	1,749	$ 51,550	$ 57,930

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CVS-USAN-0715
1.786810.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Equity Dividend Income

Fund -
Class K

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Equity Dividend Income	.63%
Actual		$ 1,000.00	$ 1,016.10	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Class K	.52%
Actual		$ 1,000.00	$ 1,016.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.4
General Electric Co.	3.5	3.3
Johnson & Johnson	3.4	3.3
Wells Fargo & Co.	3.3	3.2
Chevron Corp.	3.0	3.5
Procter & Gamble Co.	2.5	2.7
Exxon Mobil Corp.	2.4	3.7
Pfizer, Inc.	2.3	1.3
Medtronic PLC	2.2	1.9
AT&T, Inc.	2.1	0.3
	28.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	25.7
Health Care	13.8	13.4
Information Technology	11.8	10.7
Energy	11.2	11.8
Consumer Staples	10.8	11.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 96.8%		Stocks 98.5%
	Other Investments 0.0%†		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	12.6%	** Foreign investments	12.1%

†Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.7%
Ford Motor Co.	3,313,300	$ 50,263
General Motors Co.	1,231,900	44,311
		94,574
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	327,600	21,471
DineEquity, Inc.	159,000	15,518
Wyndham Worldwide Corp.	387,800	32,928
Yum! Brands, Inc.	161,300	14,535
		84,452
Media - 0.3%
ITV PLC	3,209,300	13,357
Stingray Digital Group, Inc.	27,900	140
		13,497
Multiline Retail - 1.5%
Target Corp.	1,019,200	80,843
Specialty Retail - 1.2%
Foot Locker, Inc.	462,500	29,230
Home Depot, Inc.	184,500	20,557
L Brands, Inc.	78,100	6,757
Staples, Inc.	664,600	10,943
		67,487
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	192,493	6,808
Japan Tobacco, Inc.	748,700	27,170
VF Corp.	457,800	32,243
		66,221
TOTAL CONSUMER DISCRETIONARY		407,074
CONSUMER STAPLES - 10.8%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	263,700	31,792
Constellation Brands, Inc. Class A (sub. vtg.)	123,300	14,536
Molson Coors Brewing Co. Class B	341,400	25,052
SABMiller PLC	248,700	13,281
The Coca-Cola Co.	870,300	35,647
		120,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
CVS Health Corp.	890,300	$ 91,149
Walgreens Boots Alliance, Inc.	371,400	31,881
		123,030
Food Products - 1.4%
ConAgra Foods, Inc.	1,124,200	43,405
General Mills, Inc.	206,000	11,567
Kellogg Co.	359,100	22,541
		77,513
Household Products - 3.3%
Energizer Holdings, Inc.	149,900	21,239
Procter & Gamble Co.	1,727,705	135,435
Reckitt Benckiser Group PLC	276,800	24,999
		181,673
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	240,300	21,009
Tobacco - 1.3%
Altria Group, Inc.	515,200	26,378
Philip Morris International, Inc.	144,900	12,037
Reynolds American, Inc.	300,400	23,056
Universal Corp.	144,676	7,449
		68,920
TOTAL CONSUMER STAPLES		592,453
ENERGY - 11.2%
Energy Equipment & Services - 0.2%
Frank's International NV	638,600	12,657
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	350,100	29,272
Chevron Corp.	1,611,770	166,012
Energy Transfer Equity LP	431,200	29,611
Enterprise Products Partners LP	1,148,800	37,244
Enviva Partners LP	240,100	4,888
Exxon Mobil Corp.	1,562,756	133,147
Husky Energy, Inc.	1,265,000	24,861
Kinder Morgan, Inc.	1,352,400	56,111
Markwest Energy Partners LP	257,800	16,662
Plains GP Holdings LP Class A	803,900	22,477
Suncor Energy, Inc. (c)	1,603,300	46,864
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP	237,300	$ 16,255
Williams Partners LP	352,794	19,714
		603,118
TOTAL ENERGY		615,775
FINANCIALS - 26.6%
Banks - 12.6%
Bank of America Corp.	2,257,700	37,252
Community Trust Bancorp, Inc.	302,720	9,920
CVB Financial Corp.	792,300	12,994
JPMorgan Chase & Co.	3,169,322	208,478
Nordea Bank AB	1,200,000	15,608
PacWest Bancorp	432,488	19,414
Prosperity Bancshares, Inc.	229,800	12,310
Regions Financial Corp.	3,278,400	33,079
SunTrust Banks, Inc.	530,600	22,646
Svenska Handelsbanken AB (A Shares) (c)	1,187,100	17,876
U.S. Bancorp	2,451,000	105,663
Valley National Bancorp (c)	1,229,800	12,027
Wells Fargo & Co.	3,271,808	183,090
		690,357
Capital Markets - 4.2%
Ares Capital Corp.	1,250,400	20,944
BlackRock, Inc. Class A	196,000	71,693
KKR & Co. LP	1,318,800	30,266
The Blackstone Group LP	2,515,200	110,166
		233,069
Consumer Finance - 1.2%
Capital One Financial Corp.	777,800	64,993
Insurance - 5.7%
ACE Ltd.	695,500	74,057
Allied World Assurance Co.	345,300	14,672
First American Financial Corp.	801,800	28,632
MetLife, Inc.	1,170,529	61,172
Principal Financial Group, Inc.	745,700	38,545
The Chubb Corp.	628,808	61,309
The Travelers Companies, Inc.	367,200	37,131
		315,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 2.9%
HCP, Inc.	932,000	$ 36,087
Liberty Property Trust (SBI)	462,100	16,146
Simon Property Group, Inc.	110,200	19,990
UDR, Inc.	612,900	19,956
Urban Edge Properties	493,200	10,653
Weyerhaeuser Co.	833,239	27,130
WP Carey, Inc.	451,300	28,743
		158,705
TOTAL FINANCIALS		1,462,642
HEALTH CARE - 13.8%
Biotechnology - 0.5%
Amgen, Inc.	190,700	29,799
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	248,500	34,917
Medtronic PLC	1,570,564	119,865
		154,782
Pharmaceuticals - 10.5%
AbbVie, Inc.	869,000	57,867
Bristol-Myers Squibb Co.	444,800	28,734
Eli Lilly & Co.	790,500	62,370
Johnson & Johnson	1,864,366	186,698
Pfizer, Inc.	3,677,035	127,777
Sanofi SA sponsored ADR	1,119,900	55,334
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	57,269
		576,049
TOTAL HEALTH CARE		760,630
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.0%
The Boeing Co.	112,800	15,851
United Technologies Corp.	821,330	96,235
		112,086
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	369,700	36,682
Airlines - 0.2%
Copa Holdings SA Class A	106,000	9,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Eaton Corp. PLC	524,500	$ 37,549
Industrial Conglomerates - 3.8%
3M Co.	102,700	16,338
General Electric Co.	6,996,997	190,808
		207,146
Machinery - 0.2%
Deere & Co.	143,400	13,434
TOTAL INDUSTRIALS		415,938
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,562,600	75,110
QUALCOMM, Inc.	308,500	21,496
		96,606
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	199,200	13,745
IT Services - 3.5%
Accenture PLC Class A	290,100	27,861
Fidelity National Information Services, Inc.	846,500	53,076
IBM Corp.	382,800	64,942
Paychex, Inc.	930,000	45,951
		191,830
Semiconductors & Semiconductor Equipment - 1.2%
Cypress Semiconductor Corp.	864,700	11,872
Intel Corp.	803,500	27,689
Maxim Integrated Products, Inc.	691,700	24,258
		63,819
Software - 2.6%
Microsoft Corp.	2,012,626	94,312
Oracle Corp.	810,200	35,236
Symantec Corp.	452,500	11,143
		140,691
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	345,200	44,973
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	1,982,755	$ 52,226
Hewlett-Packard Co.	1,445,800	48,290
		145,489
TOTAL INFORMATION TECHNOLOGY		652,180
MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	358,400	25,450
LyondellBasell Industries NV Class A	258,700	26,155
Potash Corp. of Saskatchewan, Inc.	758,100	23,860
		75,465
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	3,347,400	115,619
UTILITIES - 4.1%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	727,077	40,927
Exelon Corp.	744,900	25,200
IDACORP, Inc.	490,600	29,176
PPL Corp.	1,527,400	53,016
Xcel Energy, Inc.	1,510,700	51,439
		199,758
Multi-Utilities - 0.5%
CMS Energy Corp.	814,500	27,807
TOTAL UTILITIES		227,565
TOTAL COMMON STOCKS (Cost $4,584,135)		5,325,341
Preferred Securities - 0.0%
		Principal Amount (000s) (f)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (d)(e) (Cost $3,348)	EUR	2,180	$ 2,581
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.15% (a)	192,975,699	192,976
Fidelity Securities Lending Cash Central Fund, 0.16% (a)(b)	56,391,948	56,392
TOTAL MONEY MARKET FUNDS (Cost $249,368)		249,368
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,836,851)		5,577,290
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(73,952)
NET ASSETS - 100%		$ 5,503,338
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,581,000 or 0.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	222
Total	$ 317
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 407,074	$ 379,764	$ 27,310	$ -
Consumer Staples	592,453	567,454	24,999	-
Energy	615,775	615,775	-	-
Financials	1,462,642	1,462,642	-	-
Health Care	760,630	760,630	-	-
Industrials	415,938	415,938	-	-
Information Technology	652,180	652,180	-	-
Materials	75,465	75,465	-	-
Telecommunication Services	115,619	115,619	-	-
Utilities	227,565	227,565	-	-
Preferred Securities	2,581	-	2,581	-
Money Market Funds	249,368	249,368	-	-
Total Investments in Securities:	$ 5,577,290	$ 5,522,400	$ 54,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	3.4%
Switzerland	1.8%
Canada	1.8%
Israel	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,736) - See accompanying schedule: Unaffiliated issuers (cost $4,587,483)	$ 5,327,922
Fidelity Central Funds (cost $249,368)	249,368
Total Investments (cost $4,836,851)		$ 5,577,290
Foreign currency held at value (cost $803)		803
Receivable for fund shares sold		585
Dividends receivable		16,446
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		2
Other receivables		445
Total assets		5,595,599

Liabilities
Payable for investments purchased	$ 27,822
Payable for fund shares redeemed	4,768
Accrued management fee	2,070
Other affiliated payables	768
Other payables and accrued expenses	441
Collateral on securities loaned, at value	56,392
Total liabilities		92,261

Net Assets		$ 5,503,338
Net Assets consist of:
Paid in capital		$ 4,534,718
Undistributed net investment income		32,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		196,183
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		740,395
Net Assets		$ 5,503,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($5,131,158 ÷ 189,838 shares)	$ 27.03

Class K: Net Asset Value, offering price and redemption price per share ($372,180 ÷ 13,769 shares)	$ 27.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 85,067
Interest		20
Income from Fidelity Central Funds		317
Total income		85,404

Expenses
Management fee	$ 12,445
Transfer agent fees	4,049
Accounting and security lending fees	556
Custodian fees and expenses	42
Independent trustees' compensation	12
Registration fees	45
Audit	34
Legal	11
Miscellaneous	22
Total expenses before reductions	17,216
Expense reductions	(124)	17,092
Net investment income (loss)		68,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	190,708
Foreign currency transactions	(1,429)
Total net realized gain (loss)		189,279
Change in net unrealized appreciation (depreciation) on: Investment securities	(168,819)
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		(168,746)
Net gain (loss)		20,533
Net increase (decrease) in net assets resulting from operations		$ 88,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,312	$ 151,941
Net realized gain (loss)	189,279	519,620
Change in net unrealized appreciation (depreciation)	(168,746)	73,900
Net increase (decrease) in net assets resulting from operations	88,845	745,461
Distributions to shareholders from net investment income	(61,653)	(136,939)
Distributions to shareholders from net realized gain	(17,510)	-
Total distributions	(79,163)	(136,939)
Share transactions - net increase (decrease)	(153,704)	(395,348)
Total increase (decrease) in net assets	(144,022)	213,174

Net Assets
Beginning of period	5,647,360	5,434,186
End of period (including undistributed net investment income of $32,042 and undistributed net investment income of $25,383, respectively)	$ 5,503,338	$ 5,647,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity Dividend Income

	Six months ended May 31,2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.99	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16
Income from Investment Operations
Net investment income (loss) D	.33	.70G	.49	.46	.33	.26
Net realized and unrealized gain (loss)	.09	2.77	4.59	2.48	.21	.63
Total from investment operations	.42	3.47	5.08	2.94	.54	.89
Distributions from net investment income	(.30)	(.63)	(.47)	(.43)	(.32)	(.24)
Distributions from net realized gain	(.08)	-	-	-	-	-
Total distributions	(.38)	(.63)	(.47)	(.43)	(.32)	(.24)
Net asset value, end of period	$ 27.03	$ 26.99	$ 24.15	$ 19.54	$ 17.03	$ 16.81
Total ReturnB, C	1.61%	14.60%	26.35%	17.42%	3.17%	5.57%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.63%	.65%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.63%A	.63%	.65%	.67%	.68%	.69%
Expenses net of all reductions	.62%A	.63%	.63%	.66%	.67%	.69%
Net investment income (loss)	2.45%A	2.78%G	2.24%	2.45%	1.83%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 5,131	$ 5,253	$ 4,993	$ 4,538	$ 4,198	$ 4,777
Portfolio turnover rateF	60% A	52%	86%	78%	82%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.99	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16
Income from Investment Operations
Net investment income (loss) D	.34	.73G	.51	.48	.35	.28
Net realized and unrealized gain (loss)	.09	2.76	4.61	2.48	.21	.65
Total from investment operations	.43	3.49	5.12	2.96	.56	.93
Distributions from net investment income	(.31)	(.65)	(.50)	(.46)	(.35)	(.27)
Distributions from net realized gain	(.08)	-	-	-	-	-
Total distributions	(.39)	(.65)	(.50)	(.46)	(.35)	(.27)
Net asset value, end of period	$ 27.03	$ 26.99	$ 24.15	$ 19.53	$ 17.03	$ 16.82
Total ReturnB, C	1.66%	14.72%	26.57%	17.53%	3.26%	5.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.52%A	.52%	.51%	.53%	.53%	.54%
Net investment income (loss)	2.56%A	2.89%G	2.35%	2.58%	1.96%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 394	$ 442	$ 564	$ 344	$ 368
Portfolio turnover rateF	60% A	52%	86%	78%	82%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 819,377
Gross unrealized depreciation	(86,612)
Net unrealized appreciation (depreciation) on securities	$ 732,765

Tax cost	$ 4,844,525

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,618,444 and $1,878,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Equity Dividend Income	$ 3,960.15
Class K	89.05
	$ 4,049

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,825.36%		$ -*

* Two hundred and thirty-four dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $123 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Equity Dividend Income expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Equity Dividend Income	$ 57,217	$ 126,326
Class K	4,436	10,613
Total	$ 61,653	$ 136,939
From net realized gain
Equity Dividend Income	$ 16,312	$ -
Class K	1,198	-
Total	$ 17,510	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Equity Dividend Income
Shares sold	3,899	7,923	$ 104,338	$ 198,417
Reinvestment of distributions	2,652	4,804	69,493	119,565
Shares redeemed	(11,385)	(24,756)	(305,074)	(620,981)
Net increase (decrease)	(4,834)	(12,029)	$ (131,243)	$ (302,999)
Class K
Shares sold	1,722	2,503	$ 46,056	$ 63,155
Reinvestment of distributions	215	427	5,634	10,613
Shares redeemed	(2,771)	(6,614)	(74,151)	(166,117)
Net increase (decrease)	(834)	(3,684)	$ (22,461)	$ (92,349)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-K-USAN-0715
1.863199.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Equity Dividend Income

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Equity Dividend Income	.63%
Actual		$ 1,000.00	$ 1,016.10	$ 3.17
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Class K	.52%
Actual		$ 1,000.00	$ 1,016.60	$ 2.61
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.4
General Electric Co.	3.5	3.3
Johnson & Johnson	3.4	3.3
Wells Fargo & Co.	3.3	3.2
Chevron Corp.	3.0	3.5
Procter & Gamble Co.	2.5	2.7
Exxon Mobil Corp.	2.4	3.7
Pfizer, Inc.	2.3	1.3
Medtronic PLC	2.2	1.9
AT&T, Inc.	2.1	0.3
	28.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.6	25.7
Health Care	13.8	13.4
Information Technology	11.8	10.7
Energy	11.2	11.8
Consumer Staples	10.8	11.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 96.8%		Stocks 98.5%
	Other Investments 0.0%†		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	12.6%	** Foreign investments	12.1%

†Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 1.7%
Ford Motor Co.	3,313,300	$ 50,263
General Motors Co.	1,231,900	44,311
		94,574
Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc.	327,600	21,471
DineEquity, Inc.	159,000	15,518
Wyndham Worldwide Corp.	387,800	32,928
Yum! Brands, Inc.	161,300	14,535
		84,452
Media - 0.3%
ITV PLC	3,209,300	13,357
Stingray Digital Group, Inc.	27,900	140
		13,497
Multiline Retail - 1.5%
Target Corp.	1,019,200	80,843
Specialty Retail - 1.2%
Foot Locker, Inc.	462,500	29,230
Home Depot, Inc.	184,500	20,557
L Brands, Inc.	78,100	6,757
Staples, Inc.	664,600	10,943
		67,487
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	192,493	6,808
Japan Tobacco, Inc.	748,700	27,170
VF Corp.	457,800	32,243
		66,221
TOTAL CONSUMER DISCRETIONARY		407,074
CONSUMER STAPLES - 10.8%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	263,700	31,792
Constellation Brands, Inc. Class A (sub. vtg.)	123,300	14,536
Molson Coors Brewing Co. Class B	341,400	25,052
SABMiller PLC	248,700	13,281
The Coca-Cola Co.	870,300	35,647
		120,308
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.2%
CVS Health Corp.	890,300	$ 91,149
Walgreens Boots Alliance, Inc.	371,400	31,881
		123,030
Food Products - 1.4%
ConAgra Foods, Inc.	1,124,200	43,405
General Mills, Inc.	206,000	11,567
Kellogg Co.	359,100	22,541
		77,513
Household Products - 3.3%
Energizer Holdings, Inc.	149,900	21,239
Procter & Gamble Co.	1,727,705	135,435
Reckitt Benckiser Group PLC	276,800	24,999
		181,673
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	240,300	21,009
Tobacco - 1.3%
Altria Group, Inc.	515,200	26,378
Philip Morris International, Inc.	144,900	12,037
Reynolds American, Inc.	300,400	23,056
Universal Corp.	144,676	7,449
		68,920
TOTAL CONSUMER STAPLES		592,453
ENERGY - 11.2%
Energy Equipment & Services - 0.2%
Frank's International NV	638,600	12,657
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	350,100	29,272
Chevron Corp.	1,611,770	166,012
Energy Transfer Equity LP	431,200	29,611
Enterprise Products Partners LP	1,148,800	37,244
Enviva Partners LP	240,100	4,888
Exxon Mobil Corp.	1,562,756	133,147
Husky Energy, Inc.	1,265,000	24,861
Kinder Morgan, Inc.	1,352,400	56,111
Markwest Energy Partners LP	257,800	16,662
Plains GP Holdings LP Class A	803,900	22,477
Suncor Energy, Inc. (c)	1,603,300	46,864
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP	237,300	$ 16,255
Williams Partners LP	352,794	19,714
		603,118
TOTAL ENERGY		615,775
FINANCIALS - 26.6%
Banks - 12.6%
Bank of America Corp.	2,257,700	37,252
Community Trust Bancorp, Inc.	302,720	9,920
CVB Financial Corp.	792,300	12,994
JPMorgan Chase & Co.	3,169,322	208,478
Nordea Bank AB	1,200,000	15,608
PacWest Bancorp	432,488	19,414
Prosperity Bancshares, Inc.	229,800	12,310
Regions Financial Corp.	3,278,400	33,079
SunTrust Banks, Inc.	530,600	22,646
Svenska Handelsbanken AB (A Shares) (c)	1,187,100	17,876
U.S. Bancorp	2,451,000	105,663
Valley National Bancorp (c)	1,229,800	12,027
Wells Fargo & Co.	3,271,808	183,090
		690,357
Capital Markets - 4.2%
Ares Capital Corp.	1,250,400	20,944
BlackRock, Inc. Class A	196,000	71,693
KKR & Co. LP	1,318,800	30,266
The Blackstone Group LP	2,515,200	110,166
		233,069
Consumer Finance - 1.2%
Capital One Financial Corp.	777,800	64,993
Insurance - 5.7%
ACE Ltd.	695,500	74,057
Allied World Assurance Co.	345,300	14,672
First American Financial Corp.	801,800	28,632
MetLife, Inc.	1,170,529	61,172
Principal Financial Group, Inc.	745,700	38,545
The Chubb Corp.	628,808	61,309
The Travelers Companies, Inc.	367,200	37,131
		315,518
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 2.9%
HCP, Inc.	932,000	$ 36,087
Liberty Property Trust (SBI)	462,100	16,146
Simon Property Group, Inc.	110,200	19,990
UDR, Inc.	612,900	19,956
Urban Edge Properties	493,200	10,653
Weyerhaeuser Co.	833,239	27,130
WP Carey, Inc.	451,300	28,743
		158,705
TOTAL FINANCIALS		1,462,642
HEALTH CARE - 13.8%
Biotechnology - 0.5%
Amgen, Inc.	190,700	29,799
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co.	248,500	34,917
Medtronic PLC	1,570,564	119,865
		154,782
Pharmaceuticals - 10.5%
AbbVie, Inc.	869,000	57,867
Bristol-Myers Squibb Co.	444,800	28,734
Eli Lilly & Co.	790,500	62,370
Johnson & Johnson	1,864,366	186,698
Pfizer, Inc.	3,677,035	127,777
Sanofi SA sponsored ADR	1,119,900	55,334
Teva Pharmaceutical Industries Ltd. sponsored ADR	952,900	57,269
		576,049
TOTAL HEALTH CARE		760,630
INDUSTRIALS - 7.6%
Aerospace & Defense - 2.0%
The Boeing Co.	112,800	15,851
United Technologies Corp.	821,330	96,235
		112,086
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	369,700	36,682
Airlines - 0.2%
Copa Holdings SA Class A	106,000	9,041
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Eaton Corp. PLC	524,500	$ 37,549
Industrial Conglomerates - 3.8%
3M Co.	102,700	16,338
General Electric Co.	6,996,997	190,808
		207,146
Machinery - 0.2%
Deere & Co.	143,400	13,434
TOTAL INDUSTRIALS		415,938
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 1.7%
Cisco Systems, Inc.	2,562,600	75,110
QUALCOMM, Inc.	308,500	21,496
		96,606
Electronic Equipment & Components - 0.2%
TE Connectivity Ltd.	199,200	13,745
IT Services - 3.5%
Accenture PLC Class A	290,100	27,861
Fidelity National Information Services, Inc.	846,500	53,076
IBM Corp.	382,800	64,942
Paychex, Inc.	930,000	45,951
		191,830
Semiconductors & Semiconductor Equipment - 1.2%
Cypress Semiconductor Corp.	864,700	11,872
Intel Corp.	803,500	27,689
Maxim Integrated Products, Inc.	691,700	24,258
		63,819
Software - 2.6%
Microsoft Corp.	2,012,626	94,312
Oracle Corp.	810,200	35,236
Symantec Corp.	452,500	11,143
		140,691
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	345,200	44,973
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
EMC Corp.	1,982,755	$ 52,226
Hewlett-Packard Co.	1,445,800	48,290
		145,489
TOTAL INFORMATION TECHNOLOGY		652,180
MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	358,400	25,450
LyondellBasell Industries NV Class A	258,700	26,155
Potash Corp. of Saskatchewan, Inc.	758,100	23,860
		75,465
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	3,347,400	115,619
UTILITIES - 4.1%
Electric Utilities - 3.6%
American Electric Power Co., Inc.	727,077	40,927
Exelon Corp.	744,900	25,200
IDACORP, Inc.	490,600	29,176
PPL Corp.	1,527,400	53,016
Xcel Energy, Inc.	1,510,700	51,439
		199,758
Multi-Utilities - 0.5%
CMS Energy Corp.	814,500	27,807
TOTAL UTILITIES		227,565
TOTAL COMMON STOCKS (Cost $4,584,135)		5,325,341
Preferred Securities - 0.0%
		Principal Amount (000s) (f)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (d)(e) (Cost $3,348)	EUR	2,180	$ 2,581
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.15% (a)	192,975,699	192,976
Fidelity Securities Lending Cash Central Fund, 0.16% (a)(b)	56,391,948	56,392
TOTAL MONEY MARKET FUNDS (Cost $249,368)		249,368
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $4,836,851)		5,577,290
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(73,952)
NET ASSETS - 100%		$ 5,503,338
Currency Abbreviations
EUR	-	European Monetary Unit
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,581,000 or 0.0% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	222
Total	$ 317
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 407,074	$ 379,764	$ 27,310	$ -
Consumer Staples	592,453	567,454	24,999	-
Energy	615,775	615,775	-	-
Financials	1,462,642	1,462,642	-	-
Health Care	760,630	760,630	-	-
Industrials	415,938	415,938	-	-
Information Technology	652,180	652,180	-	-
Materials	75,465	75,465	-	-
Telecommunication Services	115,619	115,619	-	-
Utilities	227,565	227,565	-	-
Preferred Securities	2,581	-	2,581	-
Money Market Funds	249,368	249,368	-	-
Total Investments in Securities:	$ 5,577,290	$ 5,522,400	$ 54,890	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
Ireland	3.4%
Switzerland	1.8%
Canada	1.8%
Israel	1.1%
France	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,736) - See accompanying schedule: Unaffiliated issuers (cost $4,587,483)	$ 5,327,922
Fidelity Central Funds (cost $249,368)	249,368
Total Investments (cost $4,836,851)		$ 5,577,290
Foreign currency held at value (cost $803)		803
Receivable for fund shares sold		585
Dividends receivable		16,446
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		2
Other receivables		445
Total assets		5,595,599

Liabilities
Payable for investments purchased	$ 27,822
Payable for fund shares redeemed	4,768
Accrued management fee	2,070
Other affiliated payables	768
Other payables and accrued expenses	441
Collateral on securities loaned, at value	56,392
Total liabilities		92,261

Net Assets		$ 5,503,338
Net Assets consist of:
Paid in capital		$ 4,534,718
Undistributed net investment income		32,042
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		196,183
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		740,395
Net Assets		$ 5,503,338

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($5,131,158 ÷ 189,838 shares)	$ 27.03

Class K: Net Asset Value, offering price and redemption price per share ($372,180 ÷ 13,769 shares)	$ 27.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 85,067
Interest		20
Income from Fidelity Central Funds		317
Total income		85,404

Expenses
Management fee	$ 12,445
Transfer agent fees	4,049
Accounting and security lending fees	556
Custodian fees and expenses	42
Independent trustees' compensation	12
Registration fees	45
Audit	34
Legal	11
Miscellaneous	22
Total expenses before reductions	17,216
Expense reductions	(124)	17,092
Net investment income (loss)		68,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	190,708
Foreign currency transactions	(1,429)
Total net realized gain (loss)		189,279
Change in net unrealized appreciation (depreciation) on: Investment securities	(168,819)
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		(168,746)
Net gain (loss)		20,533
Net increase (decrease) in net assets resulting from operations		$ 88,845

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,312	$ 151,941
Net realized gain (loss)	189,279	519,620
Change in net unrealized appreciation (depreciation)	(168,746)	73,900
Net increase (decrease) in net assets resulting from operations	88,845	745,461
Distributions to shareholders from net investment income	(61,653)	(136,939)
Distributions to shareholders from net realized gain	(17,510)	-
Total distributions	(79,163)	(136,939)
Share transactions - net increase (decrease)	(153,704)	(395,348)
Total increase (decrease) in net assets	(144,022)	213,174

Net Assets
Beginning of period	5,647,360	5,434,186
End of period (including undistributed net investment income of $32,042 and undistributed net investment income of $25,383, respectively)	$ 5,503,338	$ 5,647,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity Dividend Income

	Six months ended May 31,2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.99	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16
Income from Investment Operations
Net investment income (loss) D	.33	.70G	.49	.46	.33	.26
Net realized and unrealized gain (loss)	.09	2.77	4.59	2.48	.21	.63
Total from investment operations	.42	3.47	5.08	2.94	.54	.89
Distributions from net investment income	(.30)	(.63)	(.47)	(.43)	(.32)	(.24)
Distributions from net realized gain	(.08)	-	-	-	-	-
Total distributions	(.38)	(.63)	(.47)	(.43)	(.32)	(.24)
Net asset value, end of period	$ 27.03	$ 26.99	$ 24.15	$ 19.54	$ 17.03	$ 16.81
Total ReturnB, C	1.61%	14.60%	26.35%	17.42%	3.17%	5.57%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.63%	.65%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.63%A	.63%	.65%	.67%	.68%	.69%
Expenses net of all reductions	.62%A	.63%	.63%	.66%	.67%	.69%
Net investment income (loss)	2.45%A	2.78%G	2.24%	2.45%	1.83%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 5,131	$ 5,253	$ 4,993	$ 4,538	$ 4,198	$ 4,777
Portfolio turnover rateF	60% A	52%	86%	78%	82%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.31%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 26.99	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16
Income from Investment Operations
Net investment income (loss) D	.34	.73G	.51	.48	.35	.28
Net realized and unrealized gain (loss)	.09	2.76	4.61	2.48	.21	.65
Total from investment operations	.43	3.49	5.12	2.96	.56	.93
Distributions from net investment income	(.31)	(.65)	(.50)	(.46)	(.35)	(.27)
Distributions from net realized gain	(.08)	-	-	-	-	-
Total distributions	(.39)	(.65)	(.50)	(.46)	(.35)	(.27)
Net asset value, end of period	$ 27.03	$ 26.99	$ 24.15	$ 19.53	$ 17.03	$ 16.82
Total ReturnB, C	1.66%	14.72%	26.57%	17.53%	3.26%	5.80%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.52%A	.52%	.53%	.54%	.54%	.54%
Expenses net of all reductions	.52%A	.52%	.51%	.53%	.53%	.54%
Net investment income (loss)	2.56%A	2.89%G	2.35%	2.58%	1.96%	1.72%
Supplemental Data
Net assets, end of period (in millions)	$ 372	$ 394	$ 442	$ 564	$ 344	$ 368
Portfolio turnover rateF	60% A	52%	86%	78%	82%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.42%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 819,377
Gross unrealized depreciation	(86,612)
Net unrealized appreciation (depreciation) on securities	$ 732,765

Tax cost	$ 4,844,525

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,618,444 and $1,878,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Equity Dividend Income	$ 3,960.15
Class K	89.05
	$ 4,049

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions - continued

are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,825.36%		$ -*

* Two hundred and thirty-four dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $222. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $123 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Equity Dividend Income expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Equity Dividend Income	$ 57,217	$ 126,326
Class K	4,436	10,613
Total	$ 61,653	$ 136,939
From net realized gain
Equity Dividend Income	$ 16,312	$ -
Class K	1,198	-
Total	$ 17,510	$ -

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Equity Dividend Income
Shares sold	3,899	7,923	$ 104,338	$ 198,417
Reinvestment of distributions	2,652	4,804	69,493	119,565
Shares redeemed	(11,385)	(24,756)	(305,074)	(620,981)
Net increase (decrease)	(4,834)	(12,029)	$ (131,243)	$ (302,999)
Class K
Shares sold	1,722	2,503	$ 46,056	$ 63,155
Reinvestment of distributions	215	427	5,634	10,613
Shares redeemed	(2,771)	(6,614)	(74,151)	(166,117)
Net increase (decrease)	(834)	(3,684)	$ (22,461)	$ (92,349)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-USAN-0715
1.786811.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Independence

Fund -
Class K

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Independence	.86%
Actual		$ 1,000.00	$ 1,054.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class K	.77%
Actual		$ 1,000.00	$ 1,055.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	4.4
Gilead Sciences, Inc.	2.9	2.4
Medivation, Inc.	2.8	2.2
Celgene Corp.	2.5	2.0
American Airlines Group, Inc.	2.4	2.8
NXP Semiconductors NV	2.3	1.0
The Boeing Co.	2.2	2.2
Actavis PLC	2.0	1.8
Monster Beverage Corp.	2.0	1.8
Visa, Inc. Class A	1.8	1.7
	25.6
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	32.7	24.8
Consumer Discretionary	23.3	22.1
Information Technology	17.2	17.2
Industrials	10.9	11.1
Financials	7.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 99.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	18.8%	** Foreign investments	16.6%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000)s
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.6%
Delphi Automotive PLC	792,600	$ 68,940
Visteon Corp. (a)	100,000	10,952
		79,892
Automobiles - 2.5%
Ford Motor Co.	4,000,000	60,680
General Motors Co.	1,800,000	64,746
		125,426
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	104,100	64,076
Fiesta Restaurant Group, Inc. (a)	287,400	13,373
Hilton Worldwide Holdings, Inc. (a)	400,000	11,584
Papa John's International, Inc.	220,000	15,116
		104,149
Household Durables - 5.9%
Barratt Developments PLC	2,350,000	21,263
Bellway PLC	400,000	14,349
D.R. Horton, Inc.	2,075,000	54,199
Harman International Industries, Inc.	400,000	48,208
KB Home (d)	3,143,009	46,454
Newell Rubbermaid, Inc.	400,000	15,812
PulteGroup, Inc.	2,711,100	51,999
Taylor Morrison Home Corp. (a)	400,000	7,696
Taylor Wimpey PLC	2,000,000	5,609
Whirlpool Corp.	150,000	27,638
		293,227
Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (a)	45,000	52,742
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	300,000	13,827
Media - 3.1%
Comcast Corp. Class A	200,000	11,692
ITV PLC	6,000,000	24,971
Liberty Global PLC Class C (a)	205,800	11,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N	324,000	$ 47,622
Time Warner, Inc.	700,000	59,136
		154,483
Multiline Retail - 1.1%
Burlington Stores, Inc. (a)	400,000	21,108
Macy's, Inc.	463,200	31,011
		52,119
Specialty Retail - 3.7%
Cabela's, Inc. Class A (a)(d)	450,000	22,950
Home Depot, Inc.	616,000	68,635
Lowe's Companies, Inc.	769,300	53,836
TJX Companies, Inc.	607,500	39,111
		184,532
Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd. (a)	1,111,147	51,668
Pandora A/S	100,000	10,055
VF Corp.	460,000	32,398
		94,121
TOTAL CONSUMER DISCRETIONARY		1,154,518
CONSUMER STAPLES - 4.3%
Beverages - 2.0%
Monster Beverage Corp. (a)	777,700	98,986
Food & Staples Retailing - 0.7%
CVS Health Corp.	350,000	35,833
Food Products - 1.2%
Keurig Green Mountain, Inc.	699,300	60,308
Tobacco - 0.4%
Imperial Tobacco Group PLC	400,000	20,603
TOTAL CONSUMER STAPLES		215,730
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Independence Contract Drilling, Inc.	371,900	2,730
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	124,500	10,409
Cheniere Energy, Inc. (a)	75,000	5,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	200,000	$ 20,600
Cimarex Energy Co.	125,000	14,439
Cobalt International Energy, Inc. (a)	600,000	6,096
Continental Resources, Inc. (a)	562,600	25,632
EOG Resources, Inc.	269,000	23,858
GasLog Ltd.	599,900	12,418
Genel Energy PLC (a)	788,500	6,363
		125,502
TOTAL ENERGY		128,232
FINANCIALS - 7.5%
Banks - 1.6%
Bank of America Corp.	4,841,500	79,885
Capital Markets - 3.9%
Ameriprise Financial, Inc.	308,600	38,448
BlackRock, Inc. Class A	125,000	45,723
Morgan Stanley	1,368,400	52,273
The Blackstone Group LP	1,350,000	59,130
		195,574
Consumer Finance - 0.9%
Springleaf Holdings, Inc. (a)	899,200	42,730
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	420,000	43,575
Real Estate Investment Trusts - 0.2%
American Tower Corp.	105,000	9,743
TOTAL FINANCIALS		371,507
HEALTH CARE - 32.7%
Biotechnology - 19.7%
Acorda Therapeutics, Inc. (a)	650,000	19,812
Actelion Ltd.	159,267	22,267
Alexion Pharmaceuticals, Inc. (a)	510,800	83,689
Alnylam Pharmaceuticals, Inc. (a)	97,661	12,802
Amgen, Inc.	510,300	79,739
Amicus Therapeutics, Inc. (a)	51,388	633
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	16,364
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	14,703
Biogen, Inc. (a)	152,400	60,501
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	300,000	$ 37,671
Celgene Corp. (a)	1,080,000	123,595
Celldex Therapeutics, Inc. (a)	268,800	7,760
Clovis Oncology, Inc. (a)	139,600	12,905
Dyax Corp. (a)	400,000	10,536
Genmab A/S (a)	300,000	26,344
Gilead Sciences, Inc.	1,286,800	144,469
Intercept Pharmaceuticals, Inc. (a)(d)	201,600	51,447
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	8,628
Medivation, Inc. (a)	1,042,100	137,609
Medy-Tox, Inc.	20,000	8,362
Puma Biotechnology, Inc. (a)	44,210	8,641
Receptos, Inc. (a)	100,000	16,489
Regeneron Pharmaceuticals, Inc. (a)	50,000	25,628
TESARO, Inc. (a)	200,000	11,752
United Therapeutics Corp. (a)	200,000	36,744
		979,090
Health Care Equipment & Supplies - 0.3%
Innocoll AG ADR (a)(d)	823,381	9,609
Neovasc, Inc. (a)	600,000	4,206
		13,815
Health Care Providers & Services - 3.7%
Aetna, Inc.	200,000	23,594
Cigna Corp.	225,000	31,687
Community Health Systems, Inc. (a)	200,000	11,062
Express Scripts Holding Co. (a)	600,000	52,284
HCA Holdings, Inc. (a)	325,000	26,595
UnitedHealth Group, Inc.	318,300	38,263
		183,485
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	100,000	20,608
Pharmaceuticals - 8.6%
Achaogen, Inc. (a)	216,300	1,280
Actavis PLC (a)	325,000	99,713
Akorn, Inc. (a)(d)	500,000	22,950
Bristol-Myers Squibb Co.	600,000	38,760
Jazz Pharmaceuticals PLC (a)	252,500	45,286
Mallinckrodt PLC (a)	500,000	64,720
Ocular Therapeutix, Inc.	440,000	10,635
Pacira Pharmaceuticals, Inc. (a)(d)	475,000	37,150
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Relypsa, Inc. (a)	291,600	$ 10,728
Shire PLC	238,700	20,645
Tetraphase Pharmaceuticals, Inc. (a)	500,000	21,440
Valeant Pharmaceuticals International (Canada) (a)	220,260	52,504
		425,811
TOTAL HEALTH CARE		1,622,809
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	300,000	37,197
Orbital ATK, Inc.	100,000	7,650
Textron, Inc.	200,000	9,044
The Boeing Co.	785,600	110,393
TransDigm Group, Inc.	50,000	11,302
		175,586
Airlines - 6.9%
American Airlines Group, Inc.	2,824,500	119,674
Delta Air Lines, Inc.	1,661,775	71,323
Southwest Airlines Co.	2,150,000	79,658
United Continental Holdings, Inc. (a)	1,300,000	70,967
		341,622
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	100,000	5,430
Professional Services - 0.4%
Robert Half International, Inc.	350,000	19,730
TOTAL INDUSTRIALS		542,368
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	135,900	9,501
Internet Software & Services - 4.8%
58.com, Inc. ADR (a)	344,800	25,863
Akamai Technologies, Inc. (a)	200,000	15,254
Alibaba Group Holding Ltd. sponsored ADR	508,600	45,428
Baidu.com, Inc. sponsored ADR (a)	50,000	9,870
Cornerstone OnDemand, Inc. (a)	258,600	8,050
Facebook, Inc. Class A (a)	1,013,640	80,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Just Dial Ltd.	300,000	$ 5,356
Tencent Holdings Ltd.	2,350,000	46,866
		236,957
IT Services - 2.8%
FleetCor Technologies, Inc. (a)	100,000	15,214
MasterCard, Inc. Class A	350,000	32,291
Visa, Inc. Class A	1,331,600	91,454
		138,959
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	400,000	22,740
NXP Semiconductors NV (a)	1,000,000	112,250
Qorvo, Inc. (a)	200,000	16,430
		151,420
Software - 1.4%
Adobe Systems, Inc. (a)	500,000	39,545
Fleetmatics Group PLC (a)	300,000	12,543
King Digital Entertainment PLC (d)	776,000	11,438
Mobileye NV (a)	123,400	5,810
		69,336
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,802,700	234,853
Nimble Storage, Inc. (a)(d)	400,774	10,372
		245,225
TOTAL INFORMATION TECHNOLOGY		851,398
MATERIALS - 0.8%
Chemicals - 0.2%
CF Industries Holdings, Inc.	25,000	7,897
Novozymes A/S Series B	100,000	4,810
		12,707
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	300,000	19,542
Sealed Air Corp.	200,000	9,740
		29,282
TOTAL MATERIALS		41,989
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	655,645	$ 21,204
TOTAL COMMON STOCKS (Cost $3,464,878)		4,949,755
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.15% (b)	25,487,538	25,488
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	112,621,116	112,621
TOTAL MONEY MARKET FUNDS (Cost $138,109)		138,109
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,602,987)		5,087,864
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(126,050)
NET ASSETS - 100%		$ 4,961,814
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	777
Total	$ 803
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,154,518	$ 1,154,518	$ -	$ -
Consumer Staples	215,730	215,730	-	-
Energy	128,232	128,232	-	-
Financials	371,507	371,507	-	-
Health Care	1,622,809	1,602,164	20,645	-
Industrials	542,368	542,368	-	-
Information Technology	851,398	804,532	46,866	-
Materials	41,989	41,989	-	-
Utilities	21,204	21,204	-	-
Money Market Funds	138,109	138,109	-	-
Total Investments in Securities:	$ 5,087,864	$ 5,020,353	$ 67,511	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.2%
Ireland	4.7%
Cayman Islands	2.6%
Netherlands	2.4%
United Kingdom	1.9%
Bailiwick of Jersey	1.9%
Canada	1.2%
British Virgin Islands	1.0%
South Africa	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,766) - See accompanying schedule: Unaffiliated issuers (cost $3,464,878)	$ 4,949,755
Fidelity Central Funds (cost $138,109)	138,109
Total Investments (cost $3,602,987)		$ 5,087,864
Foreign currency held at value (cost $985)		985
Receivable for investments sold		78,460
Receivable for fund shares sold		1,158
Dividends receivable		3,482
Distributions receivable from Fidelity Central Funds		133
Prepaid expenses		2
Other receivables		113
Total assets		5,172,197

Liabilities
Payable for investments purchased	$ 91,468
Payable for fund shares redeemed	2,552
Accrued management fee	2,982
Other affiliated payables	610
Other payables and accrued expenses	150
Collateral on securities loaned, at value	112,621
Total liabilities		210,383

Net Assets		$ 4,961,814
Net Assets consist of:
Paid in capital		$ 3,273,694
Undistributed net investment income		1,964
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		201,289
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,484,867
Net Assets		$ 4,961,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,307,393 ÷ 105,146 shares)	$ 40.97

Class K: Net Asset Value, offering price and redemption price per share ($654,421 ÷ 15,966 shares)	$ 40.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 24,569
Income from Fidelity Central Funds		803
Total income		25,372

Expenses
Management fee Basic fee	$ 13,461
Performance adjustment	3,453
Transfer agent fees	3,039
Accounting and security lending fees	558
Custodian fees and expenses	67
Independent trustees' compensation	11
Registration fees	54
Audit	33
Legal	7
Miscellaneous	22
Total expenses before reductions	20,705
Expense reductions	(61)	20,644
Net investment income (loss)		4,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,688
Foreign currency transactions	102
Total net realized gain (loss)		199,790
Change in net unrealized appreciation (depreciation) on: Investment securities	55,088
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		55,081
Net gain (loss)		254,871
Net increase (decrease) in net assets resulting from operations		$ 259,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,728	$ 13,054
Net realized gain (loss)	199,790	561,898
Change in net unrealized appreciation (depreciation)	55,081	133,772
Net increase (decrease) in net assets resulting from operations	259,599	708,724
Distributions to shareholders from net investment income	(5,737)	(13,748)
Distributions to shareholders from net realized gain	(233,191)	-
Total distributions	(238,928)	(13,748)
Share transactions - net increase (decrease)	22,431	(36,452)
Total increase (decrease) in net assets	43,102	658,524

Net Assets
Beginning of period	4,918,712	4,260,188
End of period (including undistributed net investment income of $1,964 and undistributed net investment income of $2,973, respectively)	$ 4,961,814	$ 4,918,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.89	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10
Income from Investment Operations
Net investment income (loss) D	.04	.10	.19	.04	.05G	(.03)
Net realized and unrealized gain (loss)	2.03	5.80	9.52	3.11	(.99)	4.26
Total from investment operations	2.07	5.90	9.71	3.15	(.94)	4.23
Distributions from net investment income	(.04)	(.11)	(.05)	(.06)	-	(.03)
Distributions from net realized gain	(1.95)	-	-	-	-	(.01)
Total distributions	(1.99)	(.11)	(.05)	(.06)	-	(.04)
Net asset value, end of period	$ 40.97	$ 40.89	$ 35.10	$ 25.44	$ 22.35	$ 23.29
Total ReturnB, C	5.49%	16.87%	38.24%	14.14%	(4.04)%	22.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.73%	.62%	.78%	.70%	.92%
Expenses net of fee waivers, if any	.86%A	.73%	.62%	.78%	.70%	.92%
Expenses net of all reductions	.85%A	.73%	.60%	.77%	.70%	.92%
Net investment income (loss)	.18%A	.27%	.64%	.17%	.21%G	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,307	$ 4,251	$ 3,772	$ 3,055	$ 3,272	$ 3,988
Portfolio turnover rateF	54% A	53%	59%	82%	93%	103%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.93	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.05	.14	.22	.07	.08G	-I
Net realized and unrealized gain (loss)	2.04	5.79	9.52	3.12	(1.00)	4.26
Total from investment operations	2.09	5.93	9.74	3.19	(.92)	4.26
Distributions from net investment income	(.08)	(.14)	(.08)	(.10)	-	(.07)
Distributions from net realized gain	(1.95)	-	-	-	-	(.01)
Total distributions	(2.03)	(.14)	(.08)	(.10)	-	(.07)J
Net asset value, end of period	$ 40.99	$ 40.93	$ 35.14	$ 25.48	$ 22.39	$ 23.31
Total ReturnB, C	5.54%	16.95%	38.35%	14.33%	(3.95)%	22.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.64%	.51%	.66%	.57%	.78%
Expenses net of fee waivers, if any	.77%A	.64%	.51%	.66%	.57%	.78%
Expenses net of all reductions	.76%A	.64%	.50%	.65%	.57%	.77%
Net investment income (loss)	.27%A	.36%	.74%	.29%	.34%G	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 654	$ 668	$ 488	$ 387	$ 287	$ 243
Portfolio turnover rateF	54% A	53%	59%	82%	93%	103%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,587,168
Gross unrealized depreciation	(103,172)
Net unrealized appreciation (depreciation) on securities	$ 1,483,996

Tax cost	$ 3,603,868

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,304,969 and $1,487,681, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Independence	$ 2,885.14
Class K	154.05
	$ 3,039

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,615. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $777, including $29 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Independence expenses during the period in the amount of $4.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Independence	$ 4,437	$ 11,770
Class K	1,300	1,978
Total	$ 5,737	$ 13,748
From net realized gain
Independence	$ 201,818	$ -
Class K	31,373	-
Total	$ 233,191	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Independence
Shares sold	2,841	10,786	$ 113,881	$ 420,406
Reinvestment of distributions	5,341	333	202,092	11,555
Shares redeemed	(6,996)	(14,609)	(278,364)	(564,287)
Net increase (decrease)	1,186	(3,490)	$ 37,609	$ (132,326)
Class K
Shares sold	1,599	7,061	$ 63,917	$ 274,500
Reinvestment of distributions	863	57	32,673	1,978
Shares redeemed	(2,804)	(4,709)	(111,768)	(180,604)
Net increase (decrease)	(342)	2,409	$ (15,178)	$ 95,874

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-K-USAN-0715
1.863218.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Independence	.86%
Actual		$ 1,000.00	$ 1,054.90	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class K	.77%
Actual		$ 1,000.00	$ 1,055.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.7	4.4
Gilead Sciences, Inc.	2.9	2.4
Medivation, Inc.	2.8	2.2
Celgene Corp.	2.5	2.0
American Airlines Group, Inc.	2.4	2.8
NXP Semiconductors NV	2.3	1.0
The Boeing Co.	2.2	2.2
Actavis PLC	2.0	1.8
Monster Beverage Corp.	2.0	1.8
Visa, Inc. Class A	1.8	1.7
	25.6
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	32.7	24.8
Consumer Discretionary	23.3	22.1
Information Technology	17.2	17.2
Industrials	10.9	11.1
Financials	7.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 99.7%		Stocks 99.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	18.8%	** Foreign investments	16.6%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000)s
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.6%
Delphi Automotive PLC	792,600	$ 68,940
Visteon Corp. (a)	100,000	10,952
		79,892
Automobiles - 2.5%
Ford Motor Co.	4,000,000	60,680
General Motors Co.	1,800,000	64,746
		125,426
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	104,100	64,076
Fiesta Restaurant Group, Inc. (a)	287,400	13,373
Hilton Worldwide Holdings, Inc. (a)	400,000	11,584
Papa John's International, Inc.	220,000	15,116
		104,149
Household Durables - 5.9%
Barratt Developments PLC	2,350,000	21,263
Bellway PLC	400,000	14,349
D.R. Horton, Inc.	2,075,000	54,199
Harman International Industries, Inc.	400,000	48,208
KB Home (d)	3,143,009	46,454
Newell Rubbermaid, Inc.	400,000	15,812
PulteGroup, Inc.	2,711,100	51,999
Taylor Morrison Home Corp. (a)	400,000	7,696
Taylor Wimpey PLC	2,000,000	5,609
Whirlpool Corp.	150,000	27,638
		293,227
Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (a)	45,000	52,742
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	300,000	13,827
Media - 3.1%
Comcast Corp. Class A	200,000	11,692
ITV PLC	6,000,000	24,971
Liberty Global PLC Class C (a)	205,800	11,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Naspers Ltd. Class N	324,000	$ 47,622
Time Warner, Inc.	700,000	59,136
		154,483
Multiline Retail - 1.1%
Burlington Stores, Inc. (a)	400,000	21,108
Macy's, Inc.	463,200	31,011
		52,119
Specialty Retail - 3.7%
Cabela's, Inc. Class A (a)(d)	450,000	22,950
Home Depot, Inc.	616,000	68,635
Lowe's Companies, Inc.	769,300	53,836
TJX Companies, Inc.	607,500	39,111
		184,532
Textiles, Apparel & Luxury Goods - 1.9%
Michael Kors Holdings Ltd. (a)	1,111,147	51,668
Pandora A/S	100,000	10,055
VF Corp.	460,000	32,398
		94,121
TOTAL CONSUMER DISCRETIONARY		1,154,518
CONSUMER STAPLES - 4.3%
Beverages - 2.0%
Monster Beverage Corp. (a)	777,700	98,986
Food & Staples Retailing - 0.7%
CVS Health Corp.	350,000	35,833
Food Products - 1.2%
Keurig Green Mountain, Inc.	699,300	60,308
Tobacco - 0.4%
Imperial Tobacco Group PLC	400,000	20,603
TOTAL CONSUMER STAPLES		215,730
ENERGY - 2.6%
Energy Equipment & Services - 0.1%
Independence Contract Drilling, Inc.	371,900	2,730
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	124,500	10,409
Cheniere Energy, Inc. (a)	75,000	5,687
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	200,000	$ 20,600
Cimarex Energy Co.	125,000	14,439
Cobalt International Energy, Inc. (a)	600,000	6,096
Continental Resources, Inc. (a)	562,600	25,632
EOG Resources, Inc.	269,000	23,858
GasLog Ltd.	599,900	12,418
Genel Energy PLC (a)	788,500	6,363
		125,502
TOTAL ENERGY		128,232
FINANCIALS - 7.5%
Banks - 1.6%
Bank of America Corp.	4,841,500	79,885
Capital Markets - 3.9%
Ameriprise Financial, Inc.	308,600	38,448
BlackRock, Inc. Class A	125,000	45,723
Morgan Stanley	1,368,400	52,273
The Blackstone Group LP	1,350,000	59,130
		195,574
Consumer Finance - 0.9%
Springleaf Holdings, Inc. (a)	899,200	42,730
Diversified Financial Services - 0.9%
McGraw Hill Financial, Inc.	420,000	43,575
Real Estate Investment Trusts - 0.2%
American Tower Corp.	105,000	9,743
TOTAL FINANCIALS		371,507
HEALTH CARE - 32.7%
Biotechnology - 19.7%
Acorda Therapeutics, Inc. (a)	650,000	19,812
Actelion Ltd.	159,267	22,267
Alexion Pharmaceuticals, Inc. (a)	510,800	83,689
Alnylam Pharmaceuticals, Inc. (a)	97,661	12,802
Amgen, Inc.	510,300	79,739
Amicus Therapeutics, Inc. (a)	51,388	633
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	16,364
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	14,703
Biogen, Inc. (a)	152,400	60,501
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BioMarin Pharmaceutical, Inc. (a)	300,000	$ 37,671
Celgene Corp. (a)	1,080,000	123,595
Celldex Therapeutics, Inc. (a)	268,800	7,760
Clovis Oncology, Inc. (a)	139,600	12,905
Dyax Corp. (a)	400,000	10,536
Genmab A/S (a)	300,000	26,344
Gilead Sciences, Inc.	1,286,800	144,469
Intercept Pharmaceuticals, Inc. (a)(d)	201,600	51,447
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	8,628
Medivation, Inc. (a)	1,042,100	137,609
Medy-Tox, Inc.	20,000	8,362
Puma Biotechnology, Inc. (a)	44,210	8,641
Receptos, Inc. (a)	100,000	16,489
Regeneron Pharmaceuticals, Inc. (a)	50,000	25,628
TESARO, Inc. (a)	200,000	11,752
United Therapeutics Corp. (a)	200,000	36,744
		979,090
Health Care Equipment & Supplies - 0.3%
Innocoll AG ADR (a)(d)	823,381	9,609
Neovasc, Inc. (a)	600,000	4,206
		13,815
Health Care Providers & Services - 3.7%
Aetna, Inc.	200,000	23,594
Cigna Corp.	225,000	31,687
Community Health Systems, Inc. (a)	200,000	11,062
Express Scripts Holding Co. (a)	600,000	52,284
HCA Holdings, Inc. (a)	325,000	26,595
UnitedHealth Group, Inc.	318,300	38,263
		183,485
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	100,000	20,608
Pharmaceuticals - 8.6%
Achaogen, Inc. (a)	216,300	1,280
Actavis PLC (a)	325,000	99,713
Akorn, Inc. (a)(d)	500,000	22,950
Bristol-Myers Squibb Co.	600,000	38,760
Jazz Pharmaceuticals PLC (a)	252,500	45,286
Mallinckrodt PLC (a)	500,000	64,720
Ocular Therapeutix, Inc.	440,000	10,635
Pacira Pharmaceuticals, Inc. (a)(d)	475,000	37,150
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Relypsa, Inc. (a)	291,600	$ 10,728
Shire PLC	238,700	20,645
Tetraphase Pharmaceuticals, Inc. (a)	500,000	21,440
Valeant Pharmaceuticals International (Canada) (a)	220,260	52,504
		425,811
TOTAL HEALTH CARE		1,622,809
INDUSTRIALS - 10.9%
Aerospace & Defense - 3.5%
Huntington Ingalls Industries, Inc.	300,000	37,197
Orbital ATK, Inc.	100,000	7,650
Textron, Inc.	200,000	9,044
The Boeing Co.	785,600	110,393
TransDigm Group, Inc.	50,000	11,302
		175,586
Airlines - 6.9%
American Airlines Group, Inc.	2,824,500	119,674
Delta Air Lines, Inc.	1,661,775	71,323
Southwest Airlines Co.	2,150,000	79,658
United Continental Holdings, Inc. (a)	1,300,000	70,967
		341,622
Construction & Engineering - 0.1%
Hyundai Industrial Development & Construction Co.	100,000	5,430
Professional Services - 0.4%
Robert Half International, Inc.	350,000	19,730
TOTAL INDUSTRIALS		542,368
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (d)	135,900	9,501
Internet Software & Services - 4.8%
58.com, Inc. ADR (a)	344,800	25,863
Akamai Technologies, Inc. (a)	200,000	15,254
Alibaba Group Holding Ltd. sponsored ADR	508,600	45,428
Baidu.com, Inc. sponsored ADR (a)	50,000	9,870
Cornerstone OnDemand, Inc. (a)	258,600	8,050
Facebook, Inc. Class A (a)	1,013,640	80,270
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Just Dial Ltd.	300,000	$ 5,356
Tencent Holdings Ltd.	2,350,000	46,866
		236,957
IT Services - 2.8%
FleetCor Technologies, Inc. (a)	100,000	15,214
MasterCard, Inc. Class A	350,000	32,291
Visa, Inc. Class A	1,331,600	91,454
		138,959
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp. Class A	400,000	22,740
NXP Semiconductors NV (a)	1,000,000	112,250
Qorvo, Inc. (a)	200,000	16,430
		151,420
Software - 1.4%
Adobe Systems, Inc. (a)	500,000	39,545
Fleetmatics Group PLC (a)	300,000	12,543
King Digital Entertainment PLC (d)	776,000	11,438
Mobileye NV (a)	123,400	5,810
		69,336
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	1,802,700	234,853
Nimble Storage, Inc. (a)(d)	400,774	10,372
		245,225
TOTAL INFORMATION TECHNOLOGY		851,398
MATERIALS - 0.8%
Chemicals - 0.2%
CF Industries Holdings, Inc.	25,000	7,897
Novozymes A/S Series B	100,000	4,810
		12,707
Containers & Packaging - 0.6%
Rock-Tenn Co. Class A	300,000	19,542
Sealed Air Corp.	200,000	9,740
		29,282
TOTAL MATERIALS		41,989
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	655,645	$ 21,204
TOTAL COMMON STOCKS (Cost $3,464,878)		4,949,755
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.15% (b)	25,487,538	25,488
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	112,621,116	112,621
TOTAL MONEY MARKET FUNDS (Cost $138,109)		138,109
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,602,987)		5,087,864
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(126,050)
NET ASSETS - 100%		$ 4,961,814
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	777
Total	$ 803
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,154,518	$ 1,154,518	$ -	$ -
Consumer Staples	215,730	215,730	-	-
Energy	128,232	128,232	-	-
Financials	371,507	371,507	-	-
Health Care	1,622,809	1,602,164	20,645	-
Industrials	542,368	542,368	-	-
Information Technology	851,398	804,532	46,866	-
Materials	41,989	41,989	-	-
Utilities	21,204	21,204	-	-
Money Market Funds	138,109	138,109	-	-
Total Investments in Securities:	$ 5,087,864	$ 5,020,353	$ 67,511	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.2%
Ireland	4.7%
Cayman Islands	2.6%
Netherlands	2.4%
United Kingdom	1.9%
Bailiwick of Jersey	1.9%
Canada	1.2%
British Virgin Islands	1.0%
South Africa	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $109,766) - See accompanying schedule: Unaffiliated issuers (cost $3,464,878)	$ 4,949,755
Fidelity Central Funds (cost $138,109)	138,109
Total Investments (cost $3,602,987)		$ 5,087,864
Foreign currency held at value (cost $985)		985
Receivable for investments sold		78,460
Receivable for fund shares sold		1,158
Dividends receivable		3,482
Distributions receivable from Fidelity Central Funds		133
Prepaid expenses		2
Other receivables		113
Total assets		5,172,197

Liabilities
Payable for investments purchased	$ 91,468
Payable for fund shares redeemed	2,552
Accrued management fee	2,982
Other affiliated payables	610
Other payables and accrued expenses	150
Collateral on securities loaned, at value	112,621
Total liabilities		210,383

Net Assets		$ 4,961,814
Net Assets consist of:
Paid in capital		$ 3,273,694
Undistributed net investment income		1,964
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		201,289
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,484,867
Net Assets		$ 4,961,814

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,307,393 ÷ 105,146 shares)	$ 40.97

Class K: Net Asset Value, offering price and redemption price per share ($654,421 ÷ 15,966 shares)	$ 40.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 24,569
Income from Fidelity Central Funds		803
Total income		25,372

Expenses
Management fee Basic fee	$ 13,461
Performance adjustment	3,453
Transfer agent fees	3,039
Accounting and security lending fees	558
Custodian fees and expenses	67
Independent trustees' compensation	11
Registration fees	54
Audit	33
Legal	7
Miscellaneous	22
Total expenses before reductions	20,705
Expense reductions	(61)	20,644
Net investment income (loss)		4,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	199,688
Foreign currency transactions	102
Total net realized gain (loss)		199,790
Change in net unrealized appreciation (depreciation) on: Investment securities	55,088
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		55,081
Net gain (loss)		254,871
Net increase (decrease) in net assets resulting from operations		$ 259,599

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,728	$ 13,054
Net realized gain (loss)	199,790	561,898
Change in net unrealized appreciation (depreciation)	55,081	133,772
Net increase (decrease) in net assets resulting from operations	259,599	708,724
Distributions to shareholders from net investment income	(5,737)	(13,748)
Distributions to shareholders from net realized gain	(233,191)	-
Total distributions	(238,928)	(13,748)
Share transactions - net increase (decrease)	22,431	(36,452)
Total increase (decrease) in net assets	43,102	658,524

Net Assets
Beginning of period	4,918,712	4,260,188
End of period (including undistributed net investment income of $1,964 and undistributed net investment income of $2,973, respectively)	$ 4,961,814	$ 4,918,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.89	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10
Income from Investment Operations
Net investment income (loss) D	.04	.10	.19	.04	.05G	(.03)
Net realized and unrealized gain (loss)	2.03	5.80	9.52	3.11	(.99)	4.26
Total from investment operations	2.07	5.90	9.71	3.15	(.94)	4.23
Distributions from net investment income	(.04)	(.11)	(.05)	(.06)	-	(.03)
Distributions from net realized gain	(1.95)	-	-	-	-	(.01)
Total distributions	(1.99)	(.11)	(.05)	(.06)	-	(.04)
Net asset value, end of period	$ 40.97	$ 40.89	$ 35.10	$ 25.44	$ 22.35	$ 23.29
Total ReturnB, C	5.49%	16.87%	38.24%	14.14%	(4.04)%	22.18%
Ratios to Average Net Assets E, H
Expenses before reductions	.86%A	.73%	.62%	.78%	.70%	.92%
Expenses net of fee waivers, if any	.86%A	.73%	.62%	.78%	.70%	.92%
Expenses net of all reductions	.85%A	.73%	.60%	.77%	.70%	.92%
Net investment income (loss)	.18%A	.27%	.64%	.17%	.21%G	(.16)%
Supplemental Data
Net assets, end of period (in millions)	$ 4,307	$ 4,251	$ 3,772	$ 3,055	$ 3,272	$ 3,988
Portfolio turnover rateF	54% A	53%	59%	82%	93%	103%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.93	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12
Income from Investment Operations
Net investment income (loss) D	.05	.14	.22	.07	.08G	-I
Net realized and unrealized gain (loss)	2.04	5.79	9.52	3.12	(1.00)	4.26
Total from investment operations	2.09	5.93	9.74	3.19	(.92)	4.26
Distributions from net investment income	(.08)	(.14)	(.08)	(.10)	-	(.07)
Distributions from net realized gain	(1.95)	-	-	-	-	(.01)
Total distributions	(2.03)	(.14)	(.08)	(.10)	-	(.07)J
Net asset value, end of period	$ 40.99	$ 40.93	$ 35.14	$ 25.48	$ 22.39	$ 23.31
Total ReturnB, C	5.54%	16.95%	38.35%	14.33%	(3.95)%	22.37%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%A	.64%	.51%	.66%	.57%	.78%
Expenses net of fee waivers, if any	.77%A	.64%	.51%	.66%	.57%	.78%
Expenses net of all reductions	.76%A	.64%	.50%	.65%	.57%	.77%
Net investment income (loss)	.27%A	.36%	.74%	.29%	.34%G	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 654	$ 668	$ 488	$ 387	$ 287	$ 243
Portfolio turnover rateF	54% A	53%	59%	82%	93%	103%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, partnerships deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,587,168
Gross unrealized depreciation	(103,172)
Net unrealized appreciation (depreciation) on securities	$ 1,483,996

Tax cost	$ 3,603,868

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,304,969 and $1,487,681, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .69% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Independence	$ 2,885.14
Class K	154.05
	$ 3,039

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $18 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,615. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $777, including $29 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $57 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Independence expenses during the period in the amount of $4.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Independence	$ 4,437	$ 11,770
Class K	1,300	1,978
Total	$ 5,737	$ 13,748
From net realized gain
Independence	$ 201,818	$ -
Class K	31,373	-
Total	$ 233,191	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Independence
Shares sold	2,841	10,786	$ 113,881	$ 420,406
Reinvestment of distributions	5,341	333	202,092	11,555
Shares redeemed	(6,996)	(14,609)	(278,364)	(564,287)
Net increase (decrease)	1,186	(3,490)	$ 37,609	$ (132,326)
Class K
Shares sold	1,599	7,061	$ 63,917	$ 274,500
Reinvestment of distributions	863	57	32,673	1,978
Shares redeemed	(2,804)	(4,709)	(111,768)	(180,604)
Net increase (decrease)	(342)	2,409	$ (15,178)	$ 95,874

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-USAN-0715
1.786813.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015